UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2012

Item 1.    Reports to Stockholders

This filing is on behalf of five of the thirty-eight Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2012

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

December 31, 2012

(unaudited)

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

February 8, 2013

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2012

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2012 and held until December 31, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended December 31, 2012”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended December 31, 2012” column and the “Expense Ratio as of December 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended December 31, 2012” column and the “Expense Ratio as of December 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2012” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2012

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2012	Ending Account Value Using Actual Return at December 31, 2012	Expenses Paid During The Period Ended December 31, 2012*	Beginning Account Value at January 1, 2012	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2012	Expenses Paid During The Period Ended December 31, 2012*	Expense Ratio as of December 31, 2012*
Protected Asset Allocation SAST Portfolio Class 3#@†	$1,000.00	$1,009.00	$1.12	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Growth SAST Portfolio Class 3#@	$1,000.00	$1,088.35	$2.83	$1,000.00	$1,022.42	$2.75	0.54%
American Funds Global Growth SAST Portfolio Class 3#@	$1,000.00	$1,123.01	$2.83	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Growth- Income SAST Portfolio Class 3#@	$1,000.00	$1,081.77	$2.83	$1,000.00	$1,022.42	$2.75	0.54%
American Funds Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,075.26	$2.92	$1,000.00	$1,022.32	$2.85	0.56%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366, except for the Protected Asset Allocation SAST Portfolio, “Actual Return” information which were multiplied by 78 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2012” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2012” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.
†	Commencement of operations on October 15, 2012.

3

SunAmerica Series Trust Protected Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2012—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	99.6%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust Protected Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 99.6%
Asset Allocation Investment Companies — 99.6%
American Funds Insurance Series® — Protected Asset Allocation Fund, Class P1	505,266	$5,047,605
TOTAL INVESTMENTS (cost $5,044,566)@	99.6%	5,047,605
Other assets in excess of liabilities	0.4	20,334

NET ASSETS	100.0%	$5,067,939

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$5,047,605	$—	$—	$5,047,605

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2012 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	4,660,340	$283,814,707
TOTAL INVESTMENTS (cost $239,598,210)@	100.1%	283,814,707
Liabilities in excess of other assets	(0.1)	(165,051)

NET ASSETS	100.0%	$283,649,656

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$283,814,707	$—	$—	$283,814,707

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE— December 31, 2012 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	18,462,932	$435,355,946
TOTAL INVESTMENTS (cost $366,791,366)@	100.1%	435,355,946
Liabilities in excess of other assets	(0.1)	(242,478)

NET ASSETS	100.0%	$435,113,468

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
International Equity Investment Companies	$435,355,946	$—	$—	$435,355,946

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2012—(unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.1%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,971,322	$229,776,469
TOTAL INVESTMENTS (cost $202,433,935)@	100.1%	229,776,469
Liabilities in excess of other assets	(0.1)	(139,454)

NET ASSETS	100.0%	$229,637,015

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Domestic Equity Investment Companies	$229,776,469	$—	$—	$229,776,469

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2012—(unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.1%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.1%
Asset Allocation Investment Companies — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	6,965,093	$128,366,662
TOTAL INVESTMENTS (cost $110,423,296)@	100.1%	128,366,662
Liabilities in excess of other assets	(0.1)	(89,538)

NET ASSETS	100.0%	$128,277,124

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Allocation Investment Companies	$128,366,662	$—	$—	$128,366,662

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Protected Asset Allocation SAST Portfolio	American Fund Growth SAST Portfolio	American Fund Global Growth SAST Portfolio	American Fund Growth-Income SAST Portfolio	American Fund Asset Allocation SAST Portfolio
ASSETS:
Investments at value (unaffiliated)*	$5,047,605	$283,814,707	$435,355,946	$229,776,469	$128,366,662

Total investments	5,047,605	283,814,707	435,355,946	229,776,469	128,366,662

Receivable for:
Fund shares sold	308,453	1,308,754	244,128	1,025,033	297,207
Investments sold	—	—	10,940,883	—	61,195
Prepaid expenses and other assets	—	1,531	2,030	1,372	1,020
Deferred offering costs	36,956	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	29,849	277,098	505,911	226,087	126,405

Total assets	5,422,863	285,402,090	447,048,898	231,028,961	128,852,489

LIABILITIES:
Payable for:
Fund shares redeemed	6,166	772,711	11,428,361	669,930	419,489
Investments purchased	319,416	669,820	—	464,319	—
Investment advisory and management fees	2,684	202,199	355,428	164,763	91,799
Service fees	706	59,471	93,534	48,460	26,999
Trustees’ fees and expenses	620	6,544	9,908	5,314	2,828
Other accrued expenses	25,332	41,689	48,199	39,160	34,250

Total liabilities	354,924	1,752,434	11,935,430	1,391,946	575,365

NET ASSETS	$5,067,939	$283,649,656	$435,113,468	$229,637,015	$128,277,124

NET ASSETS REPRESENTED BY:
Paid-in capital	5,021,501	258,034,542	375,324,552	217,427,798	111,529,822
Accumulated undistributed net investment income (loss)	43,693	1,437,143	2,620,294	2,956,281	2,004,292
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	(294)	(20,038,526)	(11,395,958)	(18,089,598)	(3,200,356)
Unrealized appreciation (depreciation) on investments	3,039	44,216,497	68,564,580	27,342,534	17,943,366

NET ASSETS	$5,067,939	$283,649,656	$435,113,468	$229,637,015	$128,277,124

Class 3 (unlimited shares authorized):
Net assets	$5,067,939	$283,649,656	$435,113,468	$229,637,015	$128,277,124
Shares of beneficial interest issued and outstanding	502,276	26,088,323	36,215,645	22,075,398	11,186,286
Net asset value, offering and redemption per share	$10.09	$10.87	$12.01	$10.40	$11.47

* Cost
Investments (unaffiliated)	$5,044,566	$239,598,210	$366,791,366	$202,433,935	$110,423,296

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2012

	Protected Asset Allocation SAST Portfolio#	American Fund Growth SAST Portfolio	American Fund Global Growth SAST Portfolio	American Fund Growth-Income SAST Portfolio	American Fund Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$44,053	$2,928,743	$4,866,615	$4,178,515	$2,689,019

Total investment income	44,053	2,928,743	4,866,615	4,178,515	2,689,019

EXPENSES:
Investment advisory and management fees	3,459	2,345,987	3,995,674	1,906,777	1,027,796
Service fees	910	689,996	1,051,493	560,817	302,293
Custodian and accounting fees	4,500	19,300	19,310	19,301	19,302
Reports to shareholders	2,923	33,302	50,736	27,300	15,400
Audit and tax fees	15,435	21,532	21,532	21,532	21,533
Legal fees	12,739	6,174	7,771	5,656	5,230
Trustees’ fees and expenses	623	21,176	33,156	17,178	9,529
Other expenses	950	10,125	10,832	9,635	9,150

Total expenses before fee waivers, expense reimbursements and custody credits	41,539	3,147,592	5,190,504	2,568,196	1,410,233

Net (fees waived and expenses reimbursed) by investment advisor (Note 4)	(39,609)	(1,655,991)	(2,944,181)	(1,345,960)	(725,503)
Custody credits earned on cash balances	—	(1)	(2)	(2)	(3)

Net expenses	1,930	1,491,600	2,246,321	1,222,234	684,727

Net investment income (loss)	42,123	1,437,143	2,620,294	2,956,281	2,004,292

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(294)	(5,006,227)	(4,563,910)	(4,500,635)	(6,723)
Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,039	47,869,407	85,879,697	36,573,330	15,343,112

Net realized and unrealized gain (loss) on investments	2,745	42,863,180	81,315,787	32,072,695	15,336,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,868	$44,300,323	$83,936,081	$35,028,976	$17,340,681

#	For the period October 15, 2012 (commencement of operations) to December 31, 2012.

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Protected Asset Allocation SAST Portfolio	American Fund Growth SAST Portfolio		American Fund Global Growth SAST Portfolio
	For the period October 15, 2012@ through December 31, 2012	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$42,123	$1,437,143	$923,708	$2,620,294	$4,258,969
Net realized gain (loss) on investments	(294)	(5,006,227)	(2,975,508)	(4,563,910)	(359,244)
Net unrealized gain (loss) on investments	3,039	47,869,407	(10,207,616)	85,879,697	(37,366,461)

Net increase (decrease) in net assets resulting from operations	44,868	44,300,323	(12,259,416)	83,936,081	(33,466,736)

Distributions to shareholders from:
Net investment income	—	(923,709)	(851,132)	(4,258,969)	(2,887,329)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,023,071	(10,289,962)	46,116,310	(21,775,692)	141,267,083

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,067,939	33,086,652	33,005,762	57,901,420	104,913,018

NET ASSETS:
Beginning of period	—	250,563,004	217,557,242	377,212,048	272,299,030

End of period†	$5,067,939	$283,649,656	$250,563,004	$435,113,468	$377,212,048

† Includes accumulated undistributed net investment income (loss)	$43,693	$1,437,143	$923,709	$2,620,294	$4,258,969

@	Commencement of Operations

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Fund Growth-Income SAST Portfolio		American Fund Asset Allocation SAST Portfolio
	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,956,281	$2,761,808	$2,004,292	$1,686,395
Net realized gain (loss) on investments	(4,500,635)	(3,913,212)	(6,723)	(839,875)
Net unrealized gain (loss) on investments	36,573,330	(3,407,330)	15,343,112	(460,434)

Net increase (decrease) in net assets resulting from operations	35,028,976	(4,558,734)	17,340,681	386,086

Distributions to shareholders from:
Net investment income	(2,761,808)	(2,050,342)	(1,686,395)	(1,109,496)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,917,940)	23,915,970	7,524,784	30,297,988

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,349,228	17,306,894	23,179,070	29,574,578

NET ASSETS:
Beginning of period	206,287,787	188,980,893	105,098,054	75,523,476

End of period†	$229,637,015	$206,287,787	$128,277,124	$105,098,054

† Includes accumulated undistributed net investment income (loss)	$2,956,281	$2,761,808	$2,004,292	$1,686,395

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-eight separate investment series, five of which are included in this Annual Report: Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Effective October 15, 2012, the Protected Asset Allocation SAST Portfolio commenced operations.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Annuity and Life Assurance Company (“SAAL”), an Arizona corporation, and The United States Life Insurance Company, a New York corporation (“USL”). SAAL and USL are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation (“AIG”). The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges. Effective December 31, 2012, SAAL merged with and into American General Life Insurance Company, a Texas life insurer (“AGL”). AGL is an indirect wholly-owned subsidiary of AIG.

Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“Underlying Fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®“), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
Protected Asset Allocation SAST Portfolio	Protected Asset Allocation Fund
American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the Underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The Protected Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downsize protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the Protected Asset Allocation Fund (“the Master Protected Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Protected Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies around the world that the Master Global Growth Fund’s investment adviser believes have the potential for growth.

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The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1- Unadjusted quoted prices in active markets for identical securities

Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3- Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of inputs used to value the Portfolios’ net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Protected Asset Allocation Fund (the “Master Fund”)

The net asset value of each share class of the Master Fund is calculated based on the reported net asset value of the underlying fund in which the Master Fund invests. The net asset value of the underlying fund is calculated based on the policies and procedures of the underlying fund contained in its statement of additional information. Generally, the Master Fund and the underlying fund determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. In addition, the closing prices of futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The American Funds® board of trustees has delegated authority to the American Funds® investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The American Funds® board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self evaluation program facilitated by the investment adviser’s compliance group.

American Funds® Growth Fund, American Funds® Global Growth Fund, American Funds® Growth-Income Fund and American Funds® Asset Allocation Fund (the other “Master Funds”)

The other Master Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The other Master Funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs —The other Master Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

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Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the American Funds® board of trustees. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The American Funds® board of trustees has delegated authority to the American Funds® investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The American Funds® board and audit committee also regularly review reports that describe fair value determinations and methods.

The American Funds® investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

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Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and does not include indirect expenses borne by each underlying portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in each Portfolios’ 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. Federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

New Accounting Pronouncements: In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Organization and Offering Costs: Organizational costs incurred in connection with the commencement of Protected Asset Allocation SAST Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over a 12-month period.

Note 3. Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post October capital loss deferrals and wash sales.

	For the year ended December 31, 2012
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
Protected Asset Allocation SAST	$43,693	$—	$2,792	$—	$—
American Funds Growth SAST	1,437,143	(3,151,306)	27,444,453	923,709	—
American Funds Global Growth SAST	2,620,294	(2,977,731)	60,151,875	4,258,969	—
American Funds Growth-Income SAST	2,956,281	(2,480,450)	11,813,188	2,761,808	—
American Funds Asset Allocation SAST	2,004,292	202,513	14,540,496	1,686,395	—

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	For the year ended December 31, 2011
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
American Funds Growth SAST	$851,132	$—
American Funds Global Growth SAST	2,887,329	—
American Funds Growth-Income SAST	2,050,342	—
American Funds Asset Allocation SAST	1,109,496	—

As of December 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Portfolio	2017	ST	LT
Protected Asset Allocation SAST	$—	$—	$—
American Funds Growth SAST	—	—	3,151,306
American Funds Global Growth SAST	—	—	2,977,731
American Funds Growth-Income SAST	2	—	2,480,448
American Funds Asset Allocation SAST	—	—	—

The Portfolio’s indicated below utilized capital loss carryforwards, which offset net realized taxable gains in the year ended December 31, 2012.

Portfolio	Capital Loss Carryforward Utilized
Protected Asset Allocation SAST	$—
American Funds Growth SAST	—
American Funds Global Growth SAST	—
American Funds Growth-Income SAST	—
American Funds Asset Allocation SAST	20,989

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Protected Asset Allocation SAST	$—	$47	$—
American Funds Growth SAST	—	—	115,176
American Funds Global Growth SAST	—	—	5,520
American Funds Growth-Income SAST	—	—	79,802
American Funds Asset Allocation SAST	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

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For the year ended December 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to organizational costs were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Protected Asset Allocation SAST	$1,570	$—	$(1,570)
American Funds Growth SAST	—	—	—
American Funds Global Growth SAST	—	—	—
American Funds Growth-Income SAST	—	—	—
American Funds Asset Allocation SAST	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain /(Loss)	Cost of Investments
Protected Asset Allocation SAST	$3,039	$(247)	$2,792	$5,044,813
American Funds Growth SAST	44,216,497	(16,772,044)	27,444,453	256,370,254
American Funds Global Growth SAST	68,564,580	(8,412,705)	60,151,875	375,204,071
American Funds Growth-Income SAST	27,342,534	(15,529,346)	11,813,188	217,963,281
American Funds Asset Allocation SAST	17,943,366	(3,402,870)	14,540,496	113,826,166

Note 4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
Protected Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2012, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
Protected Asset Allocation SAST	$2,549
American Funds Growth SAST	1,655,991
American Funds Global Growth SAST	2,944,181
American Funds Growth-Income SAST	1,345,960
American Funds Asset Allocation SAST	725,503

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The Adviser has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until December 31, 2013; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will be renewed in terms of one year unless terminated by the Board of Trustees prior to any such renewal.

Portfolio	Class 3
Protected Asset Allocation SAST	0.53%

Further, the Adviser has voluntarily agreed to waive fees and/or reimburse expenses, if necessary to keep the annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

For the year ended December 31, 2012, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Protected Asset Allocation SAST	$37,060

At December 31, 2012, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Protected Asset Allocation SAST	$0	$37,060

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2012, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5. Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2012 were as follows:

Portfolio	Purchases of Portfolio Securities (Excluding U.S. Government Securities)	Sales of Portfolio Securities (Excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Protected Asset Allocation SAST Portfolio	$5,123,050	$78,190	$—	$—
American Funds Growth SAST Portfolio	19,915,372	29,714,703	—	—
American Funds Global Growth SAST Portfolio	26,369,295	49,749,558	—	—
American Funds Growth-Income SAST Portfolio	13,602,122	22,317,243	—	—
American Funds Asset Allocation SAST Portfolio	19,545,569	11,692,147	—	—

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Note 6. Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Protected Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the period October 15, 2012* through December 31, 2012				For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount			Shares	Amount	Shares	Amount
Shares sold	531,091	$5,309,054			4,097,007	$41,854,381	9,668,053	$94,067,107
Reinvested dividends	—	—			86,989	923,709	91,413	851,132
Shares redeemed	(28,815)	(285,983)			(5,098,693)	(53,068,052)	(5,049,810)	(48,801,929)

Net increase (decrease)	502,276	$5,023,071			(914,697)	$(10,289,962)	4,709,656	$46,116,310

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,389,344	$58,950,810	17,703,214	$188,760,596	3,097,279	$30,416,322	6,608,668	$60,626,485
Reinvested dividends	373,783	4,258,969	293,677	2,887,329	270,204	2,761,808	239,135	2,050,342
Shares redeemed	(7,550,621)	(84,985,471)	(4,698,155)	(50,380,842)	(4,248,081)	(42,096,070)	(4,253,449)	(38,760,857)

Net increase (decrease)	(1,787,494)	$(21,775,692)	13,298,736	$141,267,083	(880,598)	(8,917,940)	2,594,354	$23,915,970

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,859,291	31,079,163	4,593,953	$46,827,650
Reinvested dividends	150,792	1,686,395	115,074	1,109,496
Shares redeemed	(2,294,875)	(25,240,774)	(1,748,605)	(17,639,158)

Net increase (decrease)	715,208	$7,524,784	2,960,422	$30,297,988

*	Commencement of Operations.

Note 7. Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. At December 31, 2012, there were no borrowings outstanding.

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SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

Protected Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/2012	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%

American Funds Growth SAST Portfolio Class 3
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	$106,960	0.62		0.80		1
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7

American Funds Global Growth SAST Portfolio Class 3
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
†	Annualized.
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/08	12/09	12/10	12/11	12/12		12/08	12/09	12/10	12/11	12/12
Protected Asset Allocation SAST Portfolio	—%	—%	—%	—%	11.41	%+	—%	—%	—%	—%	0.69%+
American Funds Growth SAST Portfolio	1.19	1.16	1.17	1.14	1.14		0.23	(0.24)	(0.13)	(0.22)	(0.08)
American Funds Global Growth SAST Portfolio	1.30	1.27	1.26	1.24	1.23		1.59	0.54	0.76	0.58	(0.08)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)(3)	Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/08	$11.27	$0.18	$(4.44)	$(4.26)	$(0.07)	$(0.05)	$(0.12)	$6.89	(38.05)%	$117,097	0.61%	1.99%	5%
12/31/09	6.89	0.10	1.99	2.09	(0.17)	(0.36)	(0.53)	8.45	30.88	161,494	0.57	1.33	6
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57	1.23	6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55	1.37	6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54	1.32	6

American Funds Asset Allocation SAST Portfolio Class 3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70	3.05	9
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70	2.13	5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66	1.96	5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58	1.81	5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57	1.66	10

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income ( Loss)
	12/08	12/09	12/10	12/11	12/12+	12/08	12/09	12/10	12/11	12/12
American Funds Growth-Income SAST Portfolio	1.19%	1.17%	1.17%	1.15%	1.14%	1.42%	0.73%	0.63%	0.77%	0.72%
American Funds Asset Allocation SAST Portfolio	1.31	1.27	1.23	1.18	1.17	2.45	1.56	1.39	1.21	1.06

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protected Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (five of the portfolios constituting SunAmerica Series Trust, the “Trust”) at December 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for the opinion.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2013

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

December 31, 2012 (unaudited)

At a meeting held on October 2, 2012, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio and American Funds Growth-Income SAST Portfolio (collectively, the “Portfolios”). Each Portfolio operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of a “master fund” offered by American Funds Insurance Series®, a registered open-end investment company advised by Capital Research and Management Company (“CRMC”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from their relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and its affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the structure of the Portfolios as “feeder funds” and the costs incurred by the Portfolios’ investment in their respective master funds.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo; (d) information regarding SAAMCo’s compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Portfolios.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to the advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe””), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered each Portfolio’s expenses and performance.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and CRMC. In making its evaluation, the Board considered that SAAMCo provides those services for the Portfolios that are normally provided by an investment adviser with the exception of portfolio management. Such services include, but are not limited to, monitoring the ongoing investment performance of the master funds, monitoring the Portfolios’ other service providers, facilitating the distribution of the master funds shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operations of the Portfolios with respect to their investment in the master funds. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring performance as well as certain administrative, compliance and legal services.

30

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or Portfolio) and such executive and other personnel as shall be necessary for the operations of the Portfolios. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals in light of the Portfolios’ master-feeder structure.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions set forth in the Portfolios’ prospectus.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about whether it was involved in any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo with respect to the Portfolios and that there was a reasonable basis on which to conclude that SAAMCo would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements. The Board considered that the Portfolios pay advisory fees indirectly to CRMC through their investment in the master funds. The Board further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by the Portfolios were reasonable in light of the services performed by SAAMCo.

To assist in analyzing the reasonableness of the advisory fees, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as other information provided by management.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2012 from Lipper and performance information as of June 30, 2012 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Portfolio’s master-feeder structure and its explanation of its effects on the Portfolio’s advisory fees and total expenses.

•

American Funds Asset Allocation SAST Portfolio. The Board considered that the Portfolio’s total expenses and advisory fees were below the medians of its Expense Group/Universe. The Board considered that the Portfolio outperformed its Lipper peer

31

index for the one- and three-year period and underperformed its Lipper peer index for the five-year period. The Board also considered that the Portfolio was above the median of its Performance Group for the one-year period and below the median for the three- and five-year period. It was also noted that the Portfolio was above the median of its Performance Universe for the one- and three-year periods and below the median for the five-year period. The Board noted that the Portfolio’s asset size is small relative to most of its peers. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Asset Allocation Fund advised by CRMC.

•

American Funds Global Growth SAST Portfolio. The Board considered that the Portfolio’s total expenses were below the medians of its Expense Group/Universe. It also considered that the Portfolio’s advisory fees were above the median of its Expense Universe and at the median of its Expense Group. The Board considered that the Portfolio was below the median of its Performance Group for the one- and three-year periods and above the median for the five-year period. It also considered that the Portfolio was at the median of its Performance Universe for the one- and three-year periods and above the median for the five-year period. It was further noted that the Portfolio underperformed its Lipper peer index for the one- and three-year periods and outperformed its Lipper peer index for the five-year period. The Board concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Global Growth Fund advised by CRMC.

•

American Funds Growth SAST Portfolio. The Board considered that the Portfolio’s actual total expenses and advisory fees were below the medians of its Expense Group/Universe. The Board also considered that the Portfolio was below the medians of its Performance Group/Universe for the one-, three- and five-year periods and underperformed its Lipper peer index during the same periods. The Board considered management’s discussion regarding the Portfolio’s performance, including the long-term performance of the master fund advised by CRMC. The Board also considered the continued monitoring of the Portfolio and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Growth Fund advised by CRMC.

•

American Funds Growth-Income SAST Portfolio. The Board considered that the Portfolio’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Portfolio was above the median of its Performance Group for the one-year period, below the median for the three-year period and at the median for the five-year period. It was further considered that the Portfolio was above the median of its Performance Universe for the one-year period and below the median for the three- and five-year period. The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Board considered management’s discussion regarding the Portfolio’s performance, including the long-term performance of the master fund advised by CRMC, and concluded that the Portfolio’s performance has been satisfactory in light of all factors considered. It was noted that the Portfolio invests all or substantially all of its assets in the American Funds Insurance Series Growth-Income Fund advised by CRMC.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

32

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to SAAL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“USLIC”) (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board was apprised that SAAMCo is waiving 0.60% of its advisory fee for each of the Portfolios (0.70% in the case of the Global Growth Portfolio) for so long as the Portfolios continue to operate as part of a master-feeder fund structure. The Board also considered that SAAMCo is voluntarily waving fees and/or reimbursing expenses so that the total net expense ratio of each Portfolio does not exceed 0.70% of average daily net assets.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of each of the master funds advised by CRMC contain breakpoints that will reduce the fees paid by a Portfolio as assets of the master fund increase. It was noted that the breakpoints may not be achieved regardless of the Portfolio’s asset size. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolios experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board also considered that management’s discussion with respect to the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may attribute different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

PROTECTED ASSET ALLOCATION SAST PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT

December 31, 2012 (unaudited)

At a meeting held on October 2, 2012, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Protected Asset Allocation SAST Portfolio (the “Portfolio”). The Portfolio operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class P1 shares of a separate master fund, the American Funds Insurance Series Protected Asset Allocation Fund (the “Master Protected Fund”). The Master Protected Fund is a registered open-end management investment company advised by Capital Research and Management Company (“CRMC”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from their relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and its affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the structure of the Portfolio as “feeder fund” and the costs incurred by the Portfolio’s investment in the Master Protected Fund.

In addition, the Board considered (a) the relationship between the Trust and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo; (d) information regarding SAAMCo’s compliance and regulatory history; and (e) information about the services SAAMCo provides in connection with the oversight of the Portfolio.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the proposed advisory fee compared to the advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe””), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered the Adviser’s expenses with respect to the management of the Portfolio.

The Board was apprised that the Portfolio will operate as a “feeder fund” and will not invest in individual securities directly. It was noted that the Portfolio will purchase shares of the Master Protected Fund, which has the same investment goal as the Portfolio. The Board considered that for so long as the Portfolio operates as a feeder fund, the Adviser will analyze, select and recommend a master fund for the Portfolio’s investments (including, if in the best interests of the shareholders, a master fund other than the Master Protected Fund); monitor and evaluate the performance of the Master Protected Fund, including the level of expenses born by the Portfolio as a result of its investment in the Master Protected Fund; provide the Board with special periodic reports related to monitoring, performance, expenses, compliance and other information requested by the Board; coordinate with the Master Protected Fund’s adviser to obtain such reports, certifications, and other materials required for the operation of the Portfolio; prepare the Portfolio’s registration statement and periodic reports; and recommend withdrawal from the Master Protected Fund if appropriate.

The Board was also apprised that the Master Protected Fund will be managed by CRMC. It noted that the Portfolio’s investment objective is identical to the investment objective of the Master Protected Fund. The Board was further apprised that CRMC will attempt

34

to achieve this objective by investing in shares of the American Funds Insurance Series Asset Allocation Fund (the “Underlying Fund”) and by employing a risk-management overlay strategy. It considered that the Underlying Fund is a series of American Funds Insurance Series, a registered investment company, which is also advised by CRMC.

The Board was apprised that the risk management overlay component of the Master Protected Fund will be managed by a subadviser, Milliman Financial Risk Management, LLC (“Milliman). The Board was also apprised that Milliman will implement the strategy primarily by using hedging instruments such as exchange-traded futures contracts to stabilize the Master Protected Fund’s volatility at a target level and reduce the downside exposure of the Master Protected Fund during periods of significant and sustained market declines.

The Board was apprised of the potential conflicts of interest faced by the Adviser as a result of the Portfolio’s investment in the Master Protected Fund. The conflicts derive primarily from the potential benefits to the Adviser’s affiliated insurance companies, which may benefit from the reduced volatility resulting from the risk management overlay component of the Master Protected Fund by reducing the risks associated with guarantees provided by the insurance companies in connection with certain benefits offered to variable insurance contract holders. The Board noted that while the Master Protected Fund was specifically designed to be sold through variable annuities issued by insurance companies, the strategy is not managed with consideration of the specific benefits to SAAMCo’s affiliated insurers. The Board also considered the investment risks associated with the Portfolio’s investment in the Master Protected Fund and in the Underlying Fund.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo provides those services for the Portfolio that are normally provided by an investment adviser with the exception of portfolio management. Such services include, but are not limited to, monitoring the ongoing investment performance of the master fund, monitoring the Portfolio’s other service providers, facilitating the distribution of the master fund’s shareholder materials to Portfolio shareholders and providing such other services as are necessary or appropriate to the efficient operations of the Portfolio with respect to its investment in the master fund. It was also considered that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring performance as well as certain administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or Portfolio) and such executive and other personnel as shall be necessary for the operations of the Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for SAAMCo’s investment professionals in light of the Portfolio’s master-feeder structure.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions set forth in the Portfolio’s prospectus.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about whether it was involved in any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolio. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo with respect to the Portfolio and that there was a reasonable basis on which to conclude that SAAMCo would provide high quality services to the Trust.

35

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s estimated fees (actual or contractual management fees, non-management fees, and 12b-1 fees), and estimated expense ratios compared against such fees and expense ratios of its Expense Group/Universe. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements. The Board considered that the Portfolio will pay advisory fees indirectly to CRMC through its investment in the Master Protected Fund. The Board also considered that CRMC will compensate Milliman, the Master Protected Fund’s subadviser, from management fees paid to it by the Master Protected Fund. The Board further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by the Portfolio were reasonable in light of the services performed by SAAMCo.

To assist in analyzing the reasonableness of the proposed advisory fees, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as other information provided by management. The Board considered that the Portfolio’s actual advisory fees would be below the median of its Expense Group/Universe and that total expenses would be above the median of its Expense Group/Universe. The Board also considered that the proposed contractual management fees will be above the median of its Expense Group assuming an asset level of $125 million. The Board also considered the Portfolio’s acquired fund fees and expenses, which are the indirect expenses associated with the Portfolio’s investment in the Master Protected Fund and the Master Protected Fund’s investment in the Underlying Fund. The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo would be providing services at a cost that was competitive with other similar funds. The Board also noted that SAAMCo could redeem the Portfolio’s investment in the Master Protected Fund and manage the Portfolio directly if approved by the Board in the best interests of the shareholders. The Board concluded that the proposed advisory fee was satisfactory in light of all the factors considered.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Portfolio pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in the Portfolio through its investments in the Master Protected Fund, which invests in the Underlying Fund. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo or CRMC.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it would provide to the Portfolio. The profitability analysis reflected the relationship between SAAMCo and SunAmerica Annuity and Life Assurance Company (“SAAL”) that provides that SAAMCo contributes the profits earned through its management of the Trust to SAAL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“USLIC”) (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board was apprised that SAAMCo is waiving 0.70% of its advisory fee for the Portfolio for so long as the Portfolio continues to operate as part of a master-feeder fund structure. The Board also considered that SAAMCo has contractually agreed to wave fees and/or reimburse expenses through December 31, 2013 so that the total net expense ratio of the Portfolio does not exceed 0.53% of average daily net assets.

36

The Board also received and considered information regarding the ability of the Portfolio to achieve economies of scale. The Board considered the potential indirect benefits of the asset size of the Underlying Fund as well as noting that the Underlying Fund’s advisory fee schedule contains breakpoints. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board also considered that management’s discussion with respect to the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may attribute different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

37

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 68	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	59	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 73	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	59	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 64	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting).	59	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012).

Gilbert T. Ray Age: 68	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present); and Attorney (1972-2000) thereof.	59	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (since 2002); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (since 2004); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (since 2010).

Allan L. Sher Age: 81	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	59	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 64	Trustee and Chairman	2001 – Present	Chairman and CEO, Grandpoint Capital Advisors (2009-Present) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present); Dean, Anderson School at UCLA (1999-2005).	59

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Jana W. Greer(2) Age: 61	Trustee	2001 – Present	President (since 1996) and Chief Executive Officer (since 2008) SunAmerica Retirement Markets, Inc.; Executive Vice President (since 2001) and Director (since 1999) AIG Retirement Services, Inc., President (since 2002) and Director (since 1992), SAAL; President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	59	None.

38

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Date of Birth†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 44	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Donna M. Handel Age: 46	Treasurer	2002 – Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A

Nori L. Gabert Age: 59	Vice President and Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2001-Present).	N/A	N/A

Katherine Stoner Age: 56	Chief Compliance Officer (“CCO”)	2011 – Present

Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).

				N/A	Director, American General Distributors, Inc. (2006-2011).

Gregory N. Bressler Age: 46	Secretary and General Counsel	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 47	Vice President and Assistant Treasurer	2001 – Present	Vice President, SAAMCo (2001-Present).	N/A	N/A

Matthew J. Hackethal Age: 41	Anti- Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

39

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (38 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), and SunAmerica Specialty Series (5 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of SunAmerica Retirement Markets, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

40

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2012. During the year ended December 31, 2012 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains	Qualifying% for the 70% Dividends Received Deduction
Protected Asset Allocation SAST Portfolio	$—	$—	$—	$—	—%
American Funds Growth SAST Portfolio	0.03	0.03	—	—	100.00
American Funds Global Growth SAST Portfolio	0.11	0.11	—	—	61.12
American Funds Growth-Income SAST Portfolio	0.12	0.12	—	—	100.00
American Funds Asset Allocation SAST Portfolio	0.15	0.15	—	—	95.42

*	Short-term capital gains are treated as ordinary income for tax purposes

41

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2012.

The following graphs and tables show the performance of the Feeder Portfolios of the Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

42

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2012
Class 3*
1-year	17.51%
5-Year	0.57%
Since Inception	3.29%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Growth SAST Portfolio — Class 3 (Feeder Fund) returned 17.51% for the 12 months ended December 31, 2012, while the S&P 500 Index returned 16.00%. The American Funds Growth Fund (Master Fund) returned 18.19% for the annual period.

After a strong start to the year, stocks faltered in April and May amid renewed concerns about the debt crisis in Europe and weaker economic data in the U.S. and China. A midyear rally resulted in substantial gains for most markets in the second half of 2012, though the U.S. was weak in the fourth quarter.

The health care sector continued to be one of the main contributors to the Master Fund’s results, with several biotechnology companies recording strong gains. Increasing consumer confidence helped lift companies in the consumer discretionary sector, including several of the Master Fund’s largest holdings. Information technology and financial holdings also contributed to results.

The Master Fund’s weakest sectors were materials and energy, which have experienced lower demand in recent months as economic growth has stalled in China and other key economies. Outside the U.S., the Master Fund’s best results again came from holdings in Spain, India and the Netherlands. Holdings in Brazil and South Africa declined.

As global uncertainty persists, the Master Fund’s counselors continue to search for companies with good valuations and accelerating growth prospects.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

43

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2012
Class 3*
1-Year	22.14%
5-Year	1.47%
Since Inception	4.76%
*	Inception date for Class 3: September 1, 2006.

1	Effective May 1, 2012, the Portfolio changed its index to Morgan Stanley Capital International All Country World Index (MSCI ACWI). The Morgan Stanley Capital International All Country World Index (MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Portfolio changed its Index because the new benchmark better reflects the market sectors and securities in which the Portfolio primarily invests.
2	The Morgan Stanley Capital International (MSCI) World Index measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 22.14% for the 12 months ended December 31, 2012, while the MSCI World Index returned 15.83% and the MSCI ACWI (All Country World Index) returned 16.13%. The American Funds Global Growth Fund (Master Fund) returned 22.89% for the annual period.

Investors set aside concerns about the ongoing problems in Europe, slowing growth in China, the U.S. fiscal cliff and political transitions to lift most major markets to significant gains in 2012.

The Master Fund’s best results on an absolute basis came from holdings in the financials sector, particularly insurance and diversified financial services companies. Consumer discretionary holdings benefited from growing consumer confidence and an improved housing market, while beverage companies in the consumer staples sector also did well. In health care, holdings in biotechnology and pharmaceutical companies were strong.

An excess supply of oil and raw materials drove down prices, hurting some of the Master Fund’s holdings in the energy sector. While the global outlook remains uncertain, the Master Fund’s counselors continue to find attractive investment opportunities.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

44

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2012
Class 3*
1-Year	17.08%
5-Year	0.63%
Since Inception	2.42%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 17.08% for the 12 months ended December 31, 2012, while the S&P 500 Index returned 16.00%. The American Funds Growth-Income Fund (Master Fund) returned 17.79% for the annual period.

Growing consumer confidence and an improved housing market in the U.S. helped companies in the consumer discretionary sector, which had the Master Fund’s best returns. Stock selection was a key factor, with holdings in the media industry, particularly two cable TV companies, having the most impact.

Good stock selection also helped in other sectors, including health care — where several of the Master Fund’s investments in U.S. biotechnology companies were up more than 30% — telecommunication services and information technology. The Master Fund’s weakest sector was energy, where companies were hurt by falling oil prices and lower demand. A relatively low weighting in financial companies also held back results.

Because of ongoing macro concerns, the Master Fund’s counselors held a sizable portion of assets in cash. This cautionary measure helped the Master Fund when stocks declined in the second quarter, but proved a drag on the full-year return.

While problems in Europe, China and the U.S. persist, there have recently been encouraging developments. The Master Fund’s counselors remain confident that the Master Fund’s holdings can prosper over the long term.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

45

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2012
Class 3*
1-year	15.77%
5-Year	2.54%
Since Inception	3.87%
*	Inception date for Class 3: September 1, 2006.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 15.77% for the 12 months ended December 31, 2012, while the S&P 500 Index returned 16.00%, and the Barclays U.S. Aggregate Bond Index returned 4.21%. The American Funds Asset Allocation Fund (Master Fund) returned 16.44% for the annual period.

After a strong start to the year, U.S. stocks faltered in April and May before a midyear rally that continued until October when investors lost patience with the fiscal cliff negotiations.

Holdings in eight of the Master Fund’s 10 industry sectors recorded double-digit gains for the year. Better U.S. housing data, stronger auto sales and rising consumer confidence lifted stocks in the consumer discretionary sector, which had the Master Fund’s best returns. Media, specialty retail and auto companies were the sector’s major contributors. The financials sector also provided strong results, while the Master Fund’s second-smallest sector, utilities, was the weakest.

The Master Fund’s holdings outside the U.S. were generally positive; the Netherlands, South Korea, France and South Africa had the most impact.

During 2012, the Master Fund’s counselors continued to emphasize investments in stocks, which accounted for 71.6% of net assets at December 31, down from 74.8% a year earlier.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

46

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

47

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R4397AR.6 (2/13)

American Funds®

The right choice for the long term®

American Funds Insurance Series®

Special feature

Finding opportunities

► **See inside**

Annual report for the year ended December 31, 2012

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management CompanySM. For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Please note that this report applies to the funds listed under “Investment portfolios” on the next page. American Funds Insurance Series Protected Asset Allocation FundSM has a separate annual report.

The summary investment portfolios (with the exception of Mortgage Fund and Cash Management Fund, which show a complete listing of portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, investment results are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Cash Management Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table in this report for details.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

Casting aside concerns about slowing economic growth in China, the U.S. fiscal cliff and the omnipresent European debt crisis, investors lifted stocks in most major markets around the world in 2012. The newfound confidence also helped the funds in American Funds Insurance Series, with every stock and bond fund recording gains for the year, many of them double-digit returns.

The year began amid a global stock rally that ended in April. Many markets had significant declines in May, though most recovered nicely in the second half. The U.S. had a slightly weak fourth quarter because of a selloff after the presidential election and concerns that negotiations might fail to avert the looming fiscal cliff.

The U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, gained 16.0% in 2012. While a strong return, a number of markets in the MSCI ACWI (All Country World Index) did better. Belgium had the best developed-market return for the year, gaining 39.6%, while Denmark was up 31.3% and Singapore rose 31.0%. The countries at the heart of the European crisis — Portugal, Ireland, Italy, Greece and Spain — were again among the weakest developed markets.

However, in a sign that European austerity programs are beginning to work, those five countries ended the year ahead, with Italy gaining 12.5% and Ireland up 5.7%, followed by Greece (+4.5%), Portugal (+3.5%) and Spain (+3.0%). Overall, the MSCI ACWI gained 16.1%. Developing countries did even better, with the MSCI Emerging Markets Index gaining 18.2%, led by Turkey (+64.2%), Egypt (+47.1%) and the Philippines (+46.4%). Returns for all MSCI indexes are calculated in U.S. dollars and reflect dividends net of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses.

The resurgent investor confidence in 2012 spread to bond markets, where higher yielding securities were in demand. The J.P. Morgan Emerging Markets Bond Index Global gained 18.5% and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index rose 15.8%. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, rose 4.2% mainly as a result of corporate bonds. The Barclays Global Aggregate Index gained 4.3%. The yield on the 10-year U.S. Treasury set a new historic low during the year. As of December 31, it was 1.78%, compared with 1.89% at January 1, 2012.

Special feature

Finding opportunities:

The benefit of global research

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Growth FundSM

Growth-Income FundSM

Asset Allocation FundSM

Financial statements

American Funds Insurance Series

The U.S. dollar weakened against all major currencies except the Japanese yen, which lost 11.0% partly because of concerns about Japan’s massive national debt (the world’s largest relative to national gross domestic product) and recently due to renewed monetary easing after elections. Only the Argentine peso (–12.4%) fared worse than the yen. The Polish zloty was the year’s strongest currency versus the U.S. dollar with a gain of 11.0%, followed by the Hungarian forint (+9.8%) and Colombian peso (+9.7%). Several developed-country currencies gained against the U.S. dollar, notably the Norwegian krone (+7.2%), Singapore dollar (+6.2%) and New Zealand dollar (+5.8%).

As we noted earlier, 2012 was a good year for most of the funds in American Funds Insurance Series. All the equity funds had double-digit gains, as did High-Income Bond Fund, which often has results more in line with an equity fund. The only negative result came from our money market fund, Cash Management Fund, which continues to be hampered by unusually low interest rates.

Looking ahead

We always encourage investors to remain focused on their long-term financial goals and not to get too distracted by negative headlines. That approach was rewarded in 2012 as three of the main issues that led to disappointing results in 2011 — the European debt crisis, U.S. budget difficulties and slowing growth in China — continued to dominate the news in 2012 and into 2013.

We have recently seen signs of improvement regarding these issues — data from China indicates its economy is picking up, austerity measures in Europe appear to be working, and in the U.S. we didn’t go over the fiscal cliff. The structural financial problems in Europe and the U.S. are not solved, so concerns are likely to reappear from time to time, but we seem to have avoided worst-case scenarios. In other positive news, U.S. companies have healthy cash reserves and consumer spending is increasing, as evidenced by the improving housing market and five-year high for new car sales.

Of course, these promising signs don’t mean we should become complacent — no one knows what will happen tomorrow, next week or next month. That’s why it’s important to keep a long-term perspective and not be distracted by events that will inevitably challenge markets.

For our part, we maintain a long-term horizon that is unique in the industry. We have a large group of talented and very experienced investment professionals who deeply investigate each security before we invest. We are confident that we have all the ingredients to continue to identify companies that can withstand macro pressures and prosper over the long term. For a closer look at our investment process, we invite you to read this report’s feature article, “Finding opportunities: The benefit of global research.”

Thank you again for your support. We look forward to reporting to you in six months.

Cordially,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 8, 2013

Protected Asset Allocation FundSM

On September 28, 2012, American Funds Insurance Series introduced a new fund, Protected Asset Allocation Fund.

Protected Asset Allocation Fund invests primarily in shares of American Funds Insurance Series Asset Allocation Fund. However, the fund seeks to provide lower volatility than the underlying fund through the use of a risk management strategy that adjusts its effective exposure to stocks during periods of market volatility.

Because of its unique structure, Protected Asset Allocation Fund does not appear in this report. The fund has its own annual report and prospectuses, which are available to view and download at americanfunds.com/afis.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 22.56% for the 12 months ended December 31, 2012, handily outpacing the MSCI ACWI (All Country World Index), which rose 16.13%.

Investors set aside concerns about the ongoing problems in Europe, slowing growth in China, the U.S. fiscal cliff and political transitions to lift most major markets to significant gains in 2012. The fund’s best results on an absolute basis came from holdings in the financials sector, particularly insurance and diversified financial services companies. Consumer discretionary holdings benefited from growing consumer confidence and an improved housing market, while beverage companies in the consumer staples sector also did well. In health care, holdings in biotechnology and pharmaceutical companies were strong.

An excess supply of oil and raw materials drove down prices, hurting some of the fund’s holdings in the energy sector.

While the global outlook remains uncertain, the fund’s portfolio counselors continue to find attractive investment opportunities.

Where the fund’s assets were invested as of December 31, 2012	(percent of net assets)

Country diversification	(percent of net assets)

The Americas
United States	37.7%
Canada	1.9
Mexico	1.5
Other	.7

41.8

Europe
United Kingdom	6.6
France	5.1
Switzerland	4.1
Netherlands	2.8
Belgium	2.5
Germany	2.3
Denmark	2.3
Other	1.2

26.9

Asia/Pacific Basin
Japan	6.8%
China	3.7
Hong Kong	2.4
Australia	2.0
South Korea	1.8
Taiwan	1.6
India	1.5
Other	.9

20.7

Other regions
South Africa	4.7

Short-term securities & other assets less liabilities	5.9

Total	100.0%

Average annual total returns based on a $1,000 investment for periods ended December 31, 2012

	Class 1	Class 2	Class 4
1 year	22.89%	22.56%	22.31%
5 years	2.06	1.81	1.56
10 years	10.52	10.24	9.97
Lifetime (since April 30, 1997)	9.02	8.76	8.48

Expense ratios	.56	.81	1.06	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2012. See the Financial Highlights table in this report for details.

MSCI ACWI results reflect dividends net of withholding taxes. The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated based on current fiscal-year expenses.

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 17.89% for the 12 months ended December 31, 2012, while the S&P 500 rose 15.99%.

After a strong start to the year, stocks faltered in April and May amid renewed concerns about the debt crisis in Europe and weaker economic data in the U.S. and China. A midyear rally resulted in substantial gains for most markets in the second half of 2012, though the U.S. was weak in the fourth quarter.

The health care sector continued to be one of the main contributors to the fund’s results, with several biotechnology companies recording strong gains. Increasing consumer confidence helped lift companies in the consumer discretionary sector, including several of the fund’s largest holdings. Information technology and financial holdings also contributed to results.

The fund’s weakest sectors were materials and energy, which have experienced lower demand in recent months as economic growth has stalled in China and other key economies.

Outside the U.S., the fund’s best results again came from holdings in Spain, India and the Netherlands. Holdings in Brazil and South Africa declined.

As global uncertainty persists, the fund’s portfolio counselors continue to search for companies with good valuations and accelerating growth prospects.

Where the fund’s assets were invested as of December 31, 2012	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended December 31, 2012

	Class 1	Class 2	Class 3	Class 4
1 year	18.19%	17.89%	17.97%	17.63%
5 years	1.16	0.91	0.98	0.66
10 years	9.03	8.76	8.84	8.49
Lifetime (since February 8, 1984)	12.21	11.91	12.01	11.65

Expense ratios	.35	.60	.53	.85	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2012. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated based on current fiscal-year expenses.

American Funds Insurance Series

Where the fund’s assets were invested as of December 31, 2012	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended December 31, 2012

	Class 1	Class 2	Class 3	Class 4
1 year	17.79%	17.48%	17.59%	17.21%
5 years	1.20	0.95	1.02	0.70
10 years	7.24	6.97	7.05	6.71
Lifetime (since February 8, 1984)	10.74	10.43	10.54	10.19

Expense ratios	.29	.54	.47	.79	[1]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2012. See the Financial Highlights table in this report for details.

The index is unmanaged and, therefore, has no expenses.

[1]	The expense ratio for Class 4 shares is estimated based on current fiscal-year expenses.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 17.48% for the 12 months ended December 31, 2012, compared with a 15.99% increase for the S&P 500.

Growing consumer confidence and an improved housing market in the U.S. helped companies in the consumer discretionary sector, which had the fund’s best returns. Stock selection was a key factor, with holdings in the media industry, particularly two cable TV companies, having the most impact.

Good stock selection also helped in other sectors, including health care — where several of the fund’s investments in U.S. biotechnology companies were up more than 30% — telecommunication services and information technology.

The fund’s weakest sector was energy, where companies were hurt by falling oil prices and lower demand. A relatively low weighting in financial companies also held back results. Because of ongoing macro concerns, the portfolio counselors held a sizable portion of assets in cash. This cautionary measure helped the fund when stocks declined in the second quarter, but proved a drag on the full-year return.

While problems in Europe, China and the U.S. persist, there have recently been encouraging developments. The fund’s portfolio counselors remain confident that the fund’s holdings can prosper over the long term.

American Funds Insurance Series

Where the fund’s assets were invested as of December 31, 2012	(percent of net assets)

Average annual total returns based on a $1,000 investment for periods ended December 31, 2012

	Class 1	Class 2	Class 3	Class 4
1 year	16.44%	16.19%	16.28%	15.89%
5 years	3.21	2.96	3.04	2.71
10 years	7.63	7.36	7.44	7.10
Lifetime (since August 1, 1989)	8.16	7.87	7.96	7.62

Expense ratios	.31	.56	.49	.81	[2]

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are for the year ended December 31, 2012. See the Financial Highlights table in this report for details.

The indexes are unmanaged and, therefore, have no expenses.

[1]	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[2]	The expense ratio for Class 4 shares is estimated based on current fiscal-year expenses.

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund gained 16.19% for the 12 months ended December 31, 2012. Its benchmark indexes, the S&P 500 for stocks and the Barclays U.S. Aggregate Index for bonds, rose 15.99% and 4.21%, respectively. The 60/40 S&P/ Barclays Index1 gained 11.30%.

After a strong start to the year, U.S. stocks faltered in April and May before a midyear rally that continued until October when investors lost patience with the fiscal cliff negotiations.

Holdings in eight of the fund’s 10 industry sectors recorded double-digit gains for the year. Better U.S. housing data, stronger auto sales and rising consumer confidence lifted stocks in the consumer discretionary sector, which had the fund’s best returns. Media, specialty retail and auto companies were the sector’s major contributors. The financials sector also provided strong results, while the fund’s second-smallest sector, utilities, was the weakest.

The fund’s holdings outside the U.S. were generally positive; the Netherlands, South Korea, France and South Africa had the most impact.

During 2012, the portfolio counselors continued to emphasize investments in stocks, which accounted for 71.6% of net assets at December 31, down from 74.8% a year earlier.

American Funds Insurance Series

Finding opportunities:

The benefit of global research

One of the defining characteristics of American Funds is our focus on research. We call it the backbone of our investment management system. Research plays a critical role in investment decisions for the funds in American Funds Insurance Series, giving the series' portfolio counselors and investment analysts a complete view of the potential opportunities and pitfalls of securities under consideration.

American Funds Insurance Series

The research process starts with investment analysts, who have specialized knowledge of the companies and industries they follow. Many have been following the same companies for decades. Says series vice chairman and Growth-Income Fund portfolio counselor Don O’Neal, “The investment analysts are the core of our research, where all the ideas get generated. What’s great about our system is that on one side we have this vast store of expert knowledge — the investment analysts — and on the other side is a reservoir of experience and perspective — the portfolio counselors. Mix them together and we have pretty good investment judgment.”

Don O’Neal

Global view

“Research has been one of our core strengths since the inception of the company in the 1930s,” adds Don. “I think what’s unique about the way we do research is our global integration. For example, every week we bring together people to talk about what’s going on in technology. There are a range of people on the call, mostly investment analysts, from Asia, from the U.S. and from Europe.

“Research trips are another example of our global approach. In August, a group of investment analysts and portfolio counselors from around the world visited Silicon Valley; we saw five or six technology companies a day. This annual get-together is a great opportunity to not only meet companies but also exchange ideas with colleagues on company-specific topics that come up in the meetings, as well as items that might affect the big picture.”

Some research visits are more geographically oriented than industry-focused. For example, a group of analysts might decide to go to Seattle to see some of the major companies in that area, or visit the Midwest where they’ll see companies in different industries.

Diverse perspectives

All American Funds are managed using our unique investment process in which fund assets are divided among several investment professionals who manage each respective slice independently. With varied backgrounds and responsibilities, the funds’ portfolio counselors bring a diversity of perspectives that can provide additional context as each considers how to invest his or her portion of the portfolio.

New World Fund and Global Balanced Fund fixed-income portfolio counselor Rob Neithart explains how research factors into

American Funds Insurance Series

this aspect of the investment process: “Part of our responsibilities as portfolio counselors is to make decisions that determine how fund portfolios are structured across different asset classes.

“So we need to have analysis that guides us in that discussion. There’s a lot of sharing of information about our individual investment strategies, why we’re doing what we’re doing, where we think we’ll be changing our positions, what we think looks attractively priced and what looks expensive.”

These meetings are attended by economists of the Capital Strategy Research group, who provide a view of world markets and global economic trends to help the portfolio counselors as they consider longer term portfolio adjustments.

Credit analysis

A key aspect of the research process is the collaborative sharing of information across different groups and offices. Rob attends frequent conference calls in which American Funds fixed-income credit analysts discuss their research. These analysts, located in our offices around the world, focus on a range of topics including corporate credits, duration, yield curve, sector relative value, sovereign governments and foreign exchange.

Rob describes how energy analyst Damien McCann’s research contributes to the investment process: “Damien’s coverage encompasses every major market, including a large chunk of emerging markets. Not only does he cover the major energy producers, he also focuses on the pipeline companies and the energy transport infrastructure.

“When energy comes up in a meeting, he’ll update us on his views about individual companies and the environment in which they are operating. He will give us a general framework providing context to the business fundamentals of energy producers. Then we’ll consider relative value and if there are yield curve issues that we can identify that might be helpful to drive our positioning.”

Developing themes

Portfolio counselor David Riley’s approach to investing for International Growth and Income Fund is security-specific, but always within the context of his own macro framework. “The way I put together my portion of the portfolio relates strongly to my macroeconomic and world view,” he explains. “For example, I was very negative about — and skeptical of — European austerity policies and moved early to significantly reduce exposure to stocks of companies domiciled in countries on rapidly deteriorating sovereign ratings trajectories.

Rob Neithart

American Funds Insurance Series

David Riley

“My other overlay on the equity side would be thematic in that I’m interested in companies with good or improving competitive positions, and companies with defensive moats around them, such as proprietary technology. I’m also interested in branded growth companies, such as beverage companies, with some pricing power. I look for analyst ideas that stand out because they fit into a particular framework. The framework will change over time because the world’s not static.”

David, who is based in Washington, D.C., spends about half his time traveling. When we caught up with him, he’d just returned from a week-long trip to visit companies in Australia and was about to head off to Germany, with more company visits on the agenda. Typically, he’ll visit a company with the investment analyst who covers it and a couple of portfolio counselors from other funds.

“In Australia we visited eight companies a day — some whose securities I already own, some I don’t — meeting with the management and discussing our impressions later,” adds David. “Individual analysts have direct responsibilities for the companies they cover and they’re paid to make recommendations. It’s my job to add another filter on top of that.”

Paper trail

After these company visits, the analysts write comprehensive research notes that are distributed to investment professionals across the organization. Summaries of the many investment conference calls that take place each week are also made available to the portfolio counselors.

For David, these notes are a valuable resource. “I read all internal publications. Once a week or so, I’ll take a giant stack of papers home and read it from beginning to end. Then I follow up directly with the analysts. As a manager investing in both bonds and equities, it would be impossible for me to be on every internal call. If I did that, I wouldn’t have time to do anything else, including sleep! I join some calls when I can and I read all the summaries of the calls that I’m not able to join.”

On-the-ground research

London-based Global Balanced Fund fixed-income portfolio counselor Mark Brett is also an enthusiastic advocate for research that helps provide a global macroeconomic view. He relies heavily on the economists and other analysts of Capital Strategy Research and recently accompanied the group on a research trip to China.

American Funds Insurance Series

“I’m really picky about research trips,” says Mark. “I want to go on those that help me with the big picture.

“The China trip was one of the best I’ve been on. We split up into five groups, with one group looking at industrial companies, one at financial companies, one focused on regulatory change, one looking at housing and one researching energy resources. We all got together at the end to discuss what we’d learned and then we wrote our reports.

“I was in the industrial group, which was looking at competitiveness and labor costs. I wanted to know if the renminbi (the Chinese currency) is still cheap. The feedback I got from several companies confirmed what we were trying to calculate from a top-down basis — that thanks to higher wages, which have run way ahead of productivity, the currency is no longer particularly cheap. That has big implications for things like the American trade balance and foreign direct investment in the U.S. That’s the sort of research I really like — a compelling blend of specific microeconomic issues and the big macroeconomic drivers.”

Putting it all together

American Funds has always placed great emphasis on research. We were one of the first U.S. investment companies to open a research office outside the United States — in Geneva in 1962. We’ve since added offices in most major overseas financial centers, including London, Hong Kong, Tokyo and Beijing.

While the scope and reach of American Funds’ research effort has expanded over the years, what hasn’t changed is our long-term focus. Says Don, “In the recent past, a lot of other firms have trended toward trading or research with a short-term horizon. We’ve stayed true to our long-term focus. If all you care about is the short term, you might miss big trends in companies that are in transition or have new leadership. We are trying to capture large moves in stocks over time, not blips. We are investors, not traders, so we have a whole different mindset.”  ■

Mark Brett

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Virgin Media	4.01%
Moody’s	2.45
Amazon	2.45
Novo Nordisk	2.20
Anheuser-Busch InBev	1.98

Percent of net assets
Gilead Sciences	1.78%
Nestlé	1.68
Unilever	1.60
Taiwan Semiconductor Manufacturing	1.60
Shoprite Holdings	1.43

Common stocks — 94.13%

	Shares	Value (000)	Percent of net assets

Consumer discretionary — 21.36%
Virgin Media Inc.	5,660,000	$208,005	4.01%
Amazon.com, Inc.[1]	506,000	127,077	2.45
Toyota Motor Corp.[2]	1,492,500	69,665	1.34
Home Depot, Inc.	1,050,000	64,942	1.25
Honda Motor Co., Ltd.[2]	1,753,800	64,642	1.25
Naspers Ltd., Class N2	987,500	63,450	1.22
Burberry Group PLC[2]	2,635,000	53,950	1.04
Las Vegas Sands Corp.	973,601	44,941	.87
priceline.com Inc.[1]	64,500	40,067	.77
adidas AG2	422,000	37,608	.72
Mr Price Group Ltd.[2]	2,232,100	37,288	.72
Other securities		296,590	5.72
		1,108,225	21.36

Financials — 15.72%
Moody’s Corp.	2,529,900	127,305	2.45
AXA SA2	3,686,463	66,681	1.29
Industrial and Commercial Bank of China Ltd., Class H2	84,466,750	60,915	1.17
AIA Group Ltd.[2]	14,167,700	56,464	1.09
Prudential PLC[2]	3,313,747	46,238	.89
Agricultural Bank of China, Class H2	85,023,000	42,755	.82
HSBC Holdings PLC[2]	3,901,728	41,268	.80
Housing Development Finance Corp. Ltd.[2]	2,600,000	39,660	.76
China Life Insurance Co. Ltd., Class H2	11,240,000	37,071	.72
Other securities		297,222	5.73
		815,579	15.72

Health care — 12.98%
Novo Nordisk A/S, Class B2	698,200	114,030	2.20
Gilead Sciences, Inc.[1]	1,255,000	92,180	1.78
UnitedHealth Group Inc.	1,010,000	54,782	1.06
Merck & Co., Inc.	970,000	39,712	.76
Novartis AG2	580,000	36,721	.71
Other securities		335,872	6.47
		673,297	12.98

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Information technology — 11.69%
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	17,100,000	$57,232	1.60%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,500,000	25,740
Google Inc., Class A1	80,000	56,750	1.09
Texas Instruments Inc.	1,630,000	50,432	.97
ASML Holding NV (New York registered)	647,177	41,685	.91
ASML Holding NV2	85,556	5,539
TE Connectivity Ltd.	1,266,250	47,003	.91
Nintendo Co., Ltd.[2]	411,000	43,854	.85
ASM Pacific Technology Ltd.[2]	3,400,000	41,735	.80
TDK Corp.[2]	1,134,000	41,237	.79
Other securities		195,542	3.77
		606,749	11.69

Consumer staples — 10.95%
Anheuser-Busch InBev NV2	1,173,325	102,535	1.98
Nestlé SA2	1,340,000	87,333	1.68
Unilever NV, depository receipts[2]	2,200,000	83,014	1.60
Shoprite Holdings Ltd.[2]	3,055,000	74,250	1.43
Pernod Ricard SA2	541,939	63,725	1.23
Other securities		157,485	3.03
		568,342	10.95

Industrials — 6.90%
United Technologies Corp.	775,000	63,558	1.22
Vallourec SA2	860,000	44,880	.87
Geberit AG2	200,000	44,276	.85
Other securities		205,398	3.96
		358,112	6.90

Energy — 6.00%
Oil Search Ltd.[2]	6,973,952	51,251	.99
Royal Dutch Shell PLC, Class B (ADR)	320,100	22,692	.83
Royal Dutch Shell PLC, Class B2	894,766	20,339
TOTAL SA2	713,000	36,903	.71
INPEX CORP.[2]	6,670	35,597	.69
Other securities		144,343	2.78
		311,125	6.00

Materials — 4.56%
Steel Dynamics, Inc.	3,112,332	42,732	.82
Sigma-Aldrich Corp.	485,000	35,686	.69
Other securities		158,336	3.05
		236,754	4.56

Other — 2.12%
Other securities		110,180	2.12

Miscellaneous — 1.85%
Other common stocks in initial period of acquisition		96,063	1.85

Total common stocks (cost: $3,547,850,000)		4,884,426	94.13

American Funds Insurance Series

Global Growth Fund

Short-term securities — 6.65%

	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.12%–0.16% due 2/14–5/16/2013	$69,900	$69,890	1.35%
Federal Home Loan Bank 0.11%–0.152% due 3/4–4/1/2013	59,100	59,097	1.14
Freddie Mac 0.075%–0.16% due 3/21–7/1/2013	51,800	51,777	1.00
Total Capital Canada Ltd. 0.13% due 1/11/2013[3]	19,700	19,699	.38
Other securities		144,743	2.78

Total short-term securities (cost: $345,161,000)		345,206	6.65

Total investment securities (cost: $3,893,011,000)		5,229,632	100.78
Other assets less liabilities		(40,570)	(.78)

Net assets		$5,189,062	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,337,000, a cost of $6,378,000, and which represented .03% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,554,924,000, which represented 49.24% of the net assets of the fund. This amount includes $2,553,587,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $96,446,000, which represented 1.86% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Amazon	3.34%
Home Depot	2.63
Google	2.61
Wells Fargo	2.54
Intuitive Surgical	2.49

Percent of net assets
lululemon athletica	2.26%
Apple	2.09
Wynn Macau	1.93
Gilead Sciences	1.70
Berkshire Hathaway	1.54

Common stocks — 95.49%

	Shares	Value (000)	Percent of net assets

Consumer discretionary — 20.54%
Amazon.com, Inc.[1]	2,951,800	$741,315	3.34%
Home Depot, Inc.	9,451,000	584,544	2.63
lululemon athletica inc.[1]	6,580,000	501,593	2.26
Wynn Macau, Ltd[1,2]	155,313,600	428,034	1.93
Johnson Controls, Inc.	6,499,100	199,522	.90
Harman International Industries, Inc.[3]	3,581,000	159,856	.72
Other securities		1,947,351	8.76
		4,562,215	20.54

Financials — 16.67%
Wells Fargo & Co.	16,488,296	563,570	2.54
Berkshire Hathaway Inc., Class A1	2,555	342,523	1.54
Bank of America Corp.	20,000,000	232,000	1.04
American Express Co.	4,000,000	229,920	1.03
Goldman Sachs Group, Inc.	1,594,000	203,331	.92
Citigroup Inc.	4,514,000	178,574	.80
Onex Corp.	3,945,500	166,078	.75
JPMorgan Chase & Co.	3,308,920	145,493	.66
YES BANK Ltd.[2]	16,465,000	140,008	.63
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	77,499	.61
Fairfax Financial Holdings Ltd.	162,600	58,699
Other securities		1,366,832	6.15
		3,704,527	16.67

Information technology — 13.61%
Google Inc., Class A1	819,000	580,974	2.61
Apple Inc.	872,736	465,194	2.09
salesforce.com, inc.[1]	1,546,136	259,905	1.17
ASML Holding NV2	1,947,903	126,106	1.04
ASML Holding NV (New York registered)	1,617,000	104,151
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	64,813,000	216,923	.98
Other securities		1,270,227	5.72
		3,023,480	13.61

Health care — 13.02%
Intuitive Surgical, Inc.[1]	1,128,000	553,137	2.49
Gilead Sciences, Inc.[1]	5,145,000	377,900	1.70
Grifols, SA, Class A1,2	5,900,000	207,582	1.07
Grifols, SA, Class B1,2	1,215,850	30,614
Regeneron Pharmaceuticals, Inc.[1]	1,145,000	195,875	.88
UnitedHealth Group Inc.	3,510,000	190,382	.86
Baxter International Inc.	2,782,100	185,455	.84
Celgene Corp.[1]	1,893,341	149,044	.67
Edwards Lifesciences Corp.[1]	1,500,000	135,255	.61
Other securities		867,181	3.90
		2,892,425	13.02

American Funds Insurance Series

Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Energy — 10.62%

Suncor Energy Inc.	9,023,393	$296,728	1.34%
Pacific Rubiales Energy Corp.	10,018,900	232,771	1.05
Concho Resources Inc.[1]	2,615,000	210,664	.95
Noble Energy, Inc.	1,845,000	187,710	.84
Cobalt International Energy, Inc.[1]	6,490,000	159,394	.72
Core Laboratories NV	1,450,000	158,500	.71
Other securities		1,113,687	5.01
		2,359,454	10.62

Industrials — 7.51%

Union Pacific Corp.	2,150,000	270,298	1.22
Boeing Co.	3,150,000	237,384	1.07
Stericycle, Inc.[1]	2,000,000	186,540	.84
Rockwell Collins, Inc.	2,636,900	153,388	.69
Other securities		819,007	3.69
		1,666,617	7.51

Materials — 7.37%

Barrick Gold Corp.	7,250,000	253,823	1.14
Newmont Mining Corp.	5,000,000	232,200	1.04
Potash Corp. of Saskatchewan Inc.	5,468,212	222,502	1.00
Praxair, Inc.	1,360,000	148,852	.67
FMC Corp.	2,500,000	146,300	.66
Other securities		634,352	2.86
		1,638,029	7.37

Consumer staples — 3.84%

Costco Wholesale Corp.	2,995,000	295,816	1.33
Philip Morris International Inc.	1,780,000	148,879	.67
Other securities		407,525	1.84
		852,220	3.84

Telecommunication services — 1.56%

Crown Castle International Corp.[1]	2,565,000	185,091	.83
CenturyLink, Inc.	4,160,000	162,739	.73
		347,830	1.56

Utilities — 0.19%

Other securities		43,058	.19

Miscellaneous — 0.56%

Other common stocks in initial period of acquisition		124,103	.56

Total common stocks (cost: $14,040,568,000)		21,213,958	95.49

Rights & warrants — 0.00%
Miscellaneous — 0.00%

Other rights & warrants in initial period of acquisition		710	.00

Total rights & warrants (cost: $688,000)		710	.00

American Funds Insurance Series

Growth Fund

Short-term securities — 4.75%

	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.135%–0.16% due 1/14–4/4/2013	$197,000	$196,985	.89%
Freddie Mac 0.125%–0.17% due 1/14–6/5/2013	180,665	180,633	.81
U.S. Treasury Bills 0.136%–0.151% due 3/21–6/6/2013	165,000	164,945	.74
Federal Home Loan Bank 0.12%–0.21% due 1/9–7/17/2013	139,600	139,575	.63
Variable Funding Capital Company LLC 0.14% due 1/25/2013[4]	10,779	10,778	.05
Other securities		361,897	1.63

Total short-term securities (cost: $1,054,670,000)		1,054,813	4.75

Total investment securities (cost: $15,095,926,000)		22,269,481	100.24
Other assets less liabilities		(53,851)	(.24)

Net assets		$22,215,630	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2012 (000)
Harman International Industries, Inc.	2,245,000	2,536,000	1,200,000	3,581,000	$1,696	$159,856
Incyte Corp.[1]	7,910,000	—	—	7,910,000	—	131,385
Sturm, Ruger & Co., Inc.	—	1,245,000	—	1,245,000	6,078	56,523
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	2,533
lululemon athletica inc.[1,6]	7,400,000	—	820,000	6,580,000	—	—
					$7,774	$350,297

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,749,364,000, which represented 12.38% of the net assets of the fund. This amount includes $2,642,889,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $246,618,000, which represented 1.11% of the net assets of the fund.

[5]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at a cost of $1,266,000) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $70,211,000, which represented .31% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $96,715,000.

[6]	Unaffiliated issuer at 12/31/2012.

Key to abbreviation

CAD = Canadian dollars

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Philip Morris International	2.49%
Gilead Sciences	2.42
Microsoft	2.25
Oracle	1.80
Comcast	1.73

Percent of net assets
Dow Chemical	1.70%
Home Depot	1.69
Royal Dutch Shell	1.68
Amgen	1.65
Amazon	1.60

Common stocks — 88.91%

	Shares	Value (000)	Percent of net assets

Consumer discretionary — 13.96%

Comcast Corp., Class A Comcast Corp., Class A, special nonvoting shares	9,857,507 1,000,000	$368,474 35,950	1.73%
Home Depot, Inc.	6,375,000	394,294	1.69
Amazon.com, Inc.[1]	1,490,000	374,199	1.60
Time Warner Inc.	5,856,667	280,124	1.20
Time Warner Cable Inc.	2,747,671	267,046	1.15
News Corp., Class A	10,062,700	257,001	1.10
General Motors Co.[1]	7,796,330	224,768	.96
Mattel, Inc.	5,800,000	212,396	.91
Other securities		844,642	3.62
		3,258,894	13.96

Information technology — 13.72%

Microsoft Corp.	19,650,000	525,244	2.25
Oracle Corp.	12,635,000	420,998	1.80
Texas Instruments Inc.	11,083,559	342,925	1.47
Google Inc., Class A1	472,700	335,319	1.44
Apple Inc.	435,000	231,868	.99
Yahoo! Inc.[1]	9,860,000	196,214	.84
Computer Sciences Corp.	4,540,000	181,827	.78
Other securities		968,523	4.15
		3,202,918	13.72

Health care — 13.56%

Gilead Sciences, Inc.[1]	7,701,000	565,638	2.42
Amgen Inc.	4,465,400	385,453	1.65
Abbott Laboratories	3,800,000	248,900	1.07
Alexion Pharmaceuticals, Inc.[1]	2,340,000	219,515	.94
Edwards Lifesciences Corp.[1]	2,325,000	209,645	.90
Illumina, Inc.[1]	3,384,400	188,139	.81
Biogen Idec Inc.[1]	1,231,000	180,551	.77
Other securities		1,168,496	5.00
		3,166,337	13.56

Industrials — 10.31%

CSX Corp.	13,555,000	267,440	1.15
United Technologies Corp.	2,606,400	213,751	.92
United Parcel Service, Inc., Class B	2,726,400	201,017	.86
Precision Castparts Corp.	1,055,000	199,838	.85
General Dynamics Corp.	2,707,000	187,514	.80
Waste Management, Inc.	4,928,900	166,301	.71
3M Co.	1,706,000	158,402	.68
Other securities		1,013,548	4.34
		2,407,811	10.31

American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Energy — 9.23%

Royal Dutch Shell PLC, Class A (ADR)	3,250,000	$224,087
Royal Dutch Shell PLC, Class B2	2,780,000	98,391	1.68%
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	70,890
Schlumberger Ltd.	4,690,000	324,970	1.39
EOG Resources, Inc.	2,313,353	279,430	1.20
Chevron Corp.	2,551,200	275,887	1.18
Apache Corp.	2,907,000	228,199	.98
Baker Hughes Inc.	4,000,000	163,360	.70
Other securities		489,447	2.10
		2,154,661	9.23

Consumer staples — 6.47%

Philip Morris International Inc.	6,944,500	580,838	2.49
Coca-Cola Co.	5,635,400	204,283	.87
Other securities		726,917	3.11
		1,512,038	6.47

Financials — 6.41%

Aon PLC, Class A	2,946,000	163,798	.70
Other securities		1,333,560	5.71
		1,497,358	6.41

Materials — 6.03%

Dow Chemical Co.	12,259,100	396,214	1.70
Celanese Corp., Series A	4,630,400	206,192	.88
Other securities		806,331	3.45
		1,408,737	6.03

Telecommunication services — 4.27%

AT&T Inc.	7,425,000	250,297	1.07
Verizon Communications Inc.	4,653,900	201,374	.86
Crown Castle International Corp.[1]	2,748,600	198,339	.85
Sprint Nextel Corp., Series 1[1]	28,690,000	162,672	.70
Other securities		183,302	.79
		995,984	4.27

Utilities — 0.92%

Other securities		215,567	.92

Miscellaneous — 4.03%

Other common stocks in initial period of acquisition		942,083	4.03

Total common stocks (cost: $15,335,198,000)		20,762,388	88.91

American Funds Insurance Series

Growth-Income Fund

Preferred securities — 0.07%

		Value (000)	Percent of net assets

Financials — 0.07%

Other securities		$17,000	.07%

Total preferred securities (cost: $15,000,000)		17,000	.07

Rights & warrants — 0.01%
	Shares
Consumer discretionary — 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,544
General Motors Co., Series B, warrants, expire 2019[1]	79,175	989	.01
Total rights & warrants (cost: $3,908,000)		2,533	.01

Convertible securities — 0.33%
Consumer discretionary — 0.09%

General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	20,525	.09

Other — 0.14%

Other securities		34,080	.14

Miscellaneous — 0.10%

Other convertible securities in initial period of acquisition		23,758	.10

Total convertible securities (cost: $63,785,000)		78,363	.33

Bonds, notes & other debt instruments — 0.26%

Other — 0.26%

Other securities		59,756	.26

Total bonds, notes & other debt instruments (cost: $51,327,000)		59,756	.26

American Funds Insurance Series

Growth-Income Fund

Short-term securities — 10.15%

	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.08%–0.19% due 1/22–5/20/2013	$696,300	$696,195	2.98%
Fannie Mae 0.115%–0.17% due 1/14–5/29/2013	593,400	593,337	2.54
Federal Home Loan Bank 0.12%–0.165% due 1/4–6/19/2013	363,900	363,841	1.56
U.S. Treasury Bills 0.109%–0.155% due 1/24–5/16/2013	270,800	270,755	1.16
Coca-Cola Co. 0.15%–0.26% due 1/14–1/25/2013[3]	91,600	91,594	.39
Google Inc. 0.15% due 1/4/2013[3]	21,100	21,100	.09
Other securities		333,451	1.43

Total short-term securities (cost: $2,369,831,000)		2,370,273	10.15

Total investment securities (cost: $17,839,049,000)		23,290,313	99.73
Other assets less liabilities		62,218	.27

Net assets		$23,352,531	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $8,025,000, a cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through a private placement transaction exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the year ended December 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2012 (000)
Computer Sciences Corp.[4]	—	8,034,513	3,494,513	4,540,000	$3,543	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,286,123,000, which represented 5.51% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $348,184,000, which represented 1.49% of the net assets of the fund.

[4]	Unaffiliated issuer at 12/31/2012.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio December 31, 2012

Largest individual equity securities	Percent of net assets
Comcast	2.25%
Gilead Sciences	2.03
Kinder Morgan	2.03
Home Depot	1.96
Merck	1.94

Percent of net assets
Oracle	1.82%
Chevron	1.58
ACE	1.49
Goldman Sachs Group	1.48
Boeing	1.45

Common stocks — 71.56%

	Shares	Value (000)	Percent of net assets

Consumer discretionary — 10.98%

Comcast Corp., Class A	7,500,000	$280,350	2.25%
Home Depot, Inc.	3,950,000	244,308	1.96
VF Corp.	700,000	105,679	.85
General Motors Co.[1]	3,500,000	100,905	.81
Amazon.com, Inc.[1]	400,000	100,456	.80
DIRECTV[1]	1,850,000	92,796	.74
SES SA, Class A (FDR)[2]	3,000,000	86,786	.70
Other securities		357,687	2.87
		1,368,967	10.98

Financials — 10.58%

ACE Ltd.	2,320,000	185,136	1.49
Goldman Sachs Group, Inc.	1,450,000	184,962	1.48
American Express Co.	2,600,000	149,448	1.20
American Tower Corp.	1,700,000	131,359	1.05
JPMorgan Chase & Co.	2,500,000	109,925	.88
Citigroup Inc.	2,750,000	108,790	.87
Bank of America Corp.	8,000,000	92,800	.75
Other securities		355,831	2.86
		1,318,251	10.58

Health care — 9.79%

Gilead Sciences, Inc.[1]	3,450,000	253,402	2.03
Merck & Co., Inc.	5,900,000	241,546	1.94
Baxter International Inc.	2,360,000	157,318	1.26
Johnson & Johnson	2,175,000	152,467	1.22
Cardinal Health, Inc.	3,340,000	137,541	1.11
Bristol-Myers Squibb Co.	3,600,000	117,324	.94
UnitedHealth Group Inc.	1,500,000	81,360	.65
Other securities		79,566	.64
		1,220,524	9.79

Energy — 8.71%

Kinder Morgan, Inc.	7,140,000	252,256	2.03
Chevron Corp.	1,825,000	197,356	1.58
Noble Energy, Inc.	800,000	81,392	.65
Other securities		554,349	4.45
		1,085,353	8.71

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Information technology — 8.24%

Oracle Corp.	6,800,000	$226,576	1.82%
Microsoft Corp.	6,200,000	165,726	1.33
ASML Holding NV (New York registered)	1,732,500	111,591	.90
Texas Instruments Inc.	3,500,000	108,290	.87
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,270,000	107,593	.86
VeriSign, Inc.[1]	2,000,000	77,640	.62
Other securities		228,959	1.84
		1,026,375	8.24

Industrials — 7.37%

Boeing Co.	2,400,000	180,864	1.45
Lockheed Martin Corp.	1,815,000	167,506	1.35
General Electric Co.	5,300,000	111,247	.89
Canadian Pacific Railway Ltd.	900,000	91,294	.73
Parker-Hannifin Corp.	1,000,000	85,060	.68
Other securities		282,141	2.27
		918,112	7.37

Materials — 5.28%

FMC Corp.	2,500,000	146,300	1.17
Sealed Air Corp.	5,000,000	87,550	.70
LyondellBasell Industries NV, Class A	1,500,000	85,635	.69
Dow Chemical Co.	2,500,000	80,800	.65
Other securities		257,682	2.07
		657,967	5.28

Consumer staples — 4.67%

Nestlé SA (ADR) Nestlé SA2	1,250,000 830,000	81,462 54,095	1.09
Unilever NV (New York registered)	3,445,000	131,944	1.06
Wal-Mart Stores, Inc.	1,725,000	117,697	.94
Other securities		197,119	1.58
		582,317	4.67

Utilities — 2.20%

Edison International	1,980,000	89,476	.72
PG&E Corp.	1,910,000	76,744	.62
Other securities		107,523	.86
		273,743	2.20

Telecommunication services — 1.34%

SOFTBANK CORP.[2]	2,950,000	107,946	.87
Other securities		58,992	.47
		166,938	1.34

Miscellaneous — 2.40%

Other common stocks in initial period of acquisition		299,250	2.40

Total common stocks (cost: $6,823,836,000)		8,917,797	71.56

American Funds Insurance Series

Asset Allocation Fund

Rights & warrants — 0.01%

		Value (000)	Percent of net assets

Consumer discretionary — 0.01%

Other securities		$701	.01%

Total rights & warrants (cost: $432,000)		701	.01

Convertible securities — 0.02%
Consumer discretionary — 0.02%

Other securities		3,136	.02

Total convertible securities (cost: $1,973,000)		3,136	.02

Bonds, notes & other debt instruments — 20.88%
	Principal amount (000)

U.S. Treasury bonds & notes — 6.74%

U.S. Treasury — 6.17%

1.375% 2013	$89,458	89,877	.72
0.75%–7.25% 2013–2041	593,567	678,534	5.45
		768,411	6.17

U.S. Treasury inflation-protected securities[3] — 0.57%

0.125%–1.875% 2013–2042	65,985	71,065	.57

Total U.S. Treasury bonds & notes		839,476	6.74

Mortgage-backed obligations[4] — 5.75%

Fannie Mae 0%–7.50% 2021–2047[5]	512,891	549,567	4.41
Freddie Mac 1.73%–6.801% 2019–2041[5]	78,057	83,048	.67
Other securities		83,718	.67
		716,333	5.75

Health care — 1.30%

Cardinal Health, Inc. 5.80% 2016	4,500	5,218	.04
Gilead Sciences, Inc. 3.05% 2016	4,300	4,608	.04
Other securities		152,184	1.22
		162,010	1.30

Financials — 1.13%

JPMorgan Chase & Co. 3.25%–3.45% 2016–2022	6,500	6,811	.06
Murray Street Investment Trust I 4.647% 2017	5,000	5,412	.04
American Tower Corp. 4.625% 2015	3,595	3,823	.03
Other securities		124,654	1.00
		140,700	1.13

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)	Percent of net assets

Consumer discretionary — 0.86%

Comcast Corp. 5.65%–6.95% 2035–2037	$6,875	$9,011	.07%
Other securities		98,128	.79
		107,139	.86

Federal agency bonds & notes — 0.44%

Freddie Mac 0.75%–2.50% 2016–2018	37,000	38,291	.31
Fannie Mae 6.25% 2029	9,575	13,738	.11
Other securities		3,129	.02
		55,158	.44

Other — 4.66%

Other securities		581,165	4.66

Total bonds, notes & other debt instruments (cost: $2,484,265,000)		2,601,981	20.88

Short-term securities — 9.26%

Freddie Mac 0.10%–0.18% due 1/9–5/20/2013	301,200	301,168	2.42
Fannie Mae 0.12%–0.18% due 2/20–7/1/2013	171,500	171,474	1.37
Federal Home Loan Bank 0.085%–0.21% due 1/11–7/17/2013	146,650	146,618	1.18
U.S. Treasury Bills 0.115%–0.155% due 1/24–5/2/2013	144,200	144,180	1.16
Wal-Mart Stores, Inc. 0.10% due 1/22–1/24/2013[6]	58,700	58,696	.47
Chariot Funding, LLC 0.16% due 1/3/2013[6]	13,900	13,900	.11
Other securities		317,452	2.55

Total short-term securities (cost: $1,153,343,000)		1,153,488	9.26

Total investment securities (cost: $10,463,849,000)		12,677,103	101.73
Other assets less liabilities		(215,464)	(1.73)

Net assets		$12,461,639	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $2,383,000, a cost of $4,464,000, and which represented .02% of the net assets of the fund) was acquired from 6/22/2011 to 9/9/2011 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $467,748,000, which represented 3.75% of the net assets of the fund. This amount includes $459,686,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $591,080,000, which represented 4.74% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets & liabilities at December 31, 2012

	Global Discovery Fund	Global Growth Fund		Global Small Capitalization Fund	Growth Fund		International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$263,620	$5,229,632		$3,553,936	$21,919,184		$9,113,236
Affiliated issuers	—	—		69,347	350,297		—
Cash denominated in currencies other than U.S. dollars	—	—		117	—		954
Cash	81	419		119	1,071		193
Unrealized appreciation on open forward currency contracts	—	—		11	—		199
Receivables for:
Sales of investments	6	—		6,250	—		35,840
Sales of fund’s shares	54	541		656	2,916		7,841
Closed forward currency contracts	—	—		—	—		—
Dividends and interest	256	5,111		2,089	9,600		20,214
Other	—	—		—	—		—

	264,017	5,235,703		3,632,525	22,283,068		9,178,477

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—		—	—		3,333
Payables for:
Purchases of investments	1,537	15,300		1,746	24,456		633
Repurchases of fund’s shares	216	28,054		6,363	33,061		37,195
Closed forward currency contracts	—	—		—	—		—
Investment advisory services	127	2,313		2,121	6,158		3,800
Distribution services	48	785		542	3,171		1,157
Administrative services	2	44		30	188		77
Trustees’ deferred compensation	1	27		17	347		158
Non-U.S. taxes	—	74		—	—		4,608
Other	1	44		50	57		133

	1,932	46,641		10,869	67,438		51,094

Net assets at December 31, 2012	$262,085	$5,189,062		$3,621,656	$22,215,630		$9,127,383

Investment securities, at cost:
Unaffiliated issuers	$218,093	$3,893,011		$2,835,274	$14,772,334		$7,206,590

Affiliated issuers	—	—		$108,808	$323,592		—

Cash denominated in currencies other than U.S. dollars, at cost	—	—		$117	—		$954

Net assets consist of:
Capital paid in on shares of beneficial interest	$230,774	$4,203,797		$3,410,177	$16,736,246		$8,558,081
Undistributed (distributions in excess of) net investment income	321	2,832		(28,275)	87,829		(23,909)
(Accumulated) undistributed net realized (loss) gain	(14,539)	(354,096)		(439,466)	(1,781,998)		(1,305,508)
Net unrealized appreciation	45,529	1,336,529		679,220	7,173,553		1,898,719

Net assets at December 31, 2012	$262,085	$5,189,062		$3,621,656	$22,215,630		$9,127,383

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$32,807	$1,465,623		$1,018,390	$7,115,681		$3,618,663
Shares outstanding	2,410	62,159		50,518	116,837		204,649
Net asset value per share	$13.61	$23.58		$20.16	$60.90		$17.68
Class 2:
Net assets	$229,278	$3,723,438		$2,603,265	$14,910,964		$5,465,025
Shares outstanding	16,919	158,849		131,050	246,669		310,094
Net asset value per share	$13.55	$23.44		$19.86	$60.45		$17.62
Class 3:
Net assets	—	—		—	$188,984		$43,694
Shares outstanding	—	—		—	3,100		2,468
Net asset value per share	—	—		—	$60.97		$17.70
Class 4:
Net assets	—	$1		$1	$1		$1
Shares outstanding	—	—	*	— *	—	*	— *
Net asset value per share	—	$23.58		$20.16	$60.90		$17.68

See end of Statements of Assets & Liabilities for footnote.

American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)
New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund		International Growth and Income Fund	Asset Allocation Fund		Global Balanced Fund	Bond Fund		Global Bond Fund

$2,507,768		$4,737,805		$2,007,044	$23,290,313		$434,529	$12,677,103		$156,803	$9,633,801		$2,711,705
—		—		7,761	—		—	—		—	—		—
—		—		81	—		1,030	—		—	—		46
227		1,515		387	4,042		68	4,744		126	1,711		306
—		—		—	—		—	—		22	741		541

5,826		—		—	146,858		1,499	85,294		420	307,826		54,184
3,479		2,929		1,268	3,102		2,365	6,296		272	7,134		3,666
—		—		—	—		—	—		—	351		—
6,307		8,095		3,934	28,357		1,033	32,782		607	55,490		27,851
121		—		—	—		—	—		—	—		—

2,523,728		4,750,344		2,020,475	23,472,672		440,524	12,806,219		158,250	10,007,054		2,798,299

105		—		—	—		—	—		105	731		5,865

27		5,403		—	85,402		12,251	329,680		6,866	1,036,514		167,110
3,506		3,257		2,033	25,897		56	10,519		29	4,980		1,085
—		—		—	—		—	—		—	8		41
1,531		1,633		1,012	5,365		231	3,050		83	2,793		1,165
288		716		387	2,863		47	1,112		25	1,071		353
21		40		17	199		3	105		1	76		22
9		19		7	398		1	106		—	38		6
198		—		26	—		—	—		—	—		—
63		1		18	17		5	8		2	8		36

5,748		11,069		3,500	120,141		12,594	344,580		7,111	1,046,219		175,683

$2,517,980		$4,739,275		$2,016,975	$23,352,531		$427,930	$12,461,639		$151,139	$8,960,835		$2,622,616

$1,981,642		$3,916,430		$1,624,770	$17,839,049		$392,879	$10,463,849		$145,692	$9,260,439		$2,587,241

—		—		$15,879	—		—	—		—	—		—

—		—		$81	—		$1,030	—		—	—		$46

$1,989,312		$4,403,613		$2,181,520	$19,598,534		$400,498	$10,214,179		$141,856	$8,459,909		$2,469,126
(8,688)		22,907		(1,578)	71,481		(2,255)	49,224		(252)	33,380		1,823
11,536		(508,621)		(537,099)	(1,768,760)		(11,961)	(15,022)		(1,497)	94,154		32,151
525,820		821,376		374,132	5,451,276		41,648	2,213,258		11,032	373,392		119,516

$2,517,980		$4,739,275		$2,016,975	$23,352,531		$427,930	$12,461,639		$151,139	$8,960,835		$2,622,616

$1,140,260		$1,357,382		$179,766	$9,781,724		$202,880	$7,198,631		$31,794	$3,916,925		$959,110
49,723		135,123		17,028	254,229		13,271	390,515		3,076	346,925		77,869
$22.93		$10.05		$10.56	$38.48		$15.29	$18.43		$10.34	$11.29		$12.32

$1,377,719		$3,381,892		$1,837,208	$13,402,565		$225,049	$5,225,281		$119,344	$5,043,909		$1,663,505
60,547		339,263		174,387	350,472		14,757	285,452		11,559	451,707		135,618
$22.75		$9.97		$10.54	$38.24		$15.25	$18.31		$10.33	$11.17		$12.27

—		—		—	$168,241		—	$37,726		—	—		—
—		—		—	4,368		—	2,045		—	—		—
—		—		—	$38.52		—	$18.45		—	—		—

$1		$1		$1	$1		$1	$1		$1	$1		$1
—	*	—	*	— *	—	*	— *	—	*	— *	—	*	—	*
$22.93		$10.05		$10.55	$38.47		$15.29	$18.43		$10.33	$11.29		$12.31
See Notes to Financial Statements

American Funds Insurance Series

Statements of assets & liabilities at December 31, 2012

	(dollars and shares in thousands, except per-share amounts)
	High- Income Bond Fund		Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,031,879		$153,122		$4,500,910		$537,904
Affiliated issuers	—		—		—		—
Cash denominated in currencies other than U.S. dollars	—		—		—		—
Cash	3,779		122		125		98
Unrealized appreciation on open forward currency contracts	—		—		—		—
Receivables for:
Sales of investments	277		3,042		319,557		—
Sales of fund’s shares	432		469		2,108		109
Closed forward currency contracts	—		—		—		—
Dividends and interest	32,824		334		13,876		—
Other	—		—		—		—

	2,069,191		157,089		4,836,576		538,111

Liabilities:
Unrealized depreciation on open forward currency contracts	98		—		—		—
Payables for:
Purchases of investments	7,765		20,862		1,009,050		—
Repurchases of fund’s shares	10,105		74		1,701		1,740
Closed forward currency contracts	—		—		—		—
Investment advisory services	802		49		1,064		145
Distribution services	246		10		427		99
Administrative services	17		1		32		5
Trustees’ deferred compensation	40		—	*	38		16
Non-U.S. taxes	—		—		—		—
Other	401		—	*	1		—	*

	19,474		20,996		1,012,313		2,005

Net assets at December 31, 2012	$2,049,717		$136,093		$3,824,263		$536,106

Investment securities, at cost:
Unaffiliated issuers	$1,958,601		$151,887		$4,427,629		$537,880

Affiliated issuers	—		—		—		—

Cash denominated in currencies other than U.S. dollars, at cost	—		—		—		—

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,096,722		$134,502		$3,647,472		$536,098
Undistributed (accumulated) net investment income (loss)	19,941		33		5,925		(16)
(Accumulated) undistributed net realized (loss) gain	(140,132)		323		97,585		—	*
Net unrealized appreciation	73,186		1,235		73,281		24

Net assets at December 31, 2012	$2,049,717		$136,093		$3,824,263		$536,106

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$893,745		$86,861		$1,809,277		$66,297
Shares outstanding	80,093		8,293		141,920		5,846
Net asset value per share	$11.16		$10.47		$12.75		$11.34
Class 2:
Net assets	$1,134,764		$49,231		$1,995,166		$459,398
Shares outstanding	102,905		4,707		157,964		41,120
Net asset value per share	$11.03		$10.46		$12.63		$11.17
Class 3:
Net assets	$21,207		—		$19,819		$10,410
Shares outstanding	1,897		—		1,553		925
Net asset value per share	$11.18		—		$12.76		$11.26
Class 4:
Net assets	$1		$1		$1		$1
Shares outstanding	—	*	—	*	—	*	—	*
Net asset value per share	$11.16		$10.47		$12.75		$11.34

*	Amount less than one thousand.

American Funds Insurance Series

Statements of operations for the year ended December 31, 2012

	(dollars in thousands)
	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$3,382		$98,222		$39,269	$341,806	$209,181
Interest	135		462		2,830	2,726	1,868

	3,517		98,684		42,099	344,532	211,049

Fees and expenses[3]:
Investment advisory services	1,449		26,852		24,722	78,245	44,296
Distribution services — Class 2	548		9,200		6,467	40,726	13,431
Distribution services — Class 3	—		—		—	349	79
Transfer agent services	—	[4]	—	[4]	— [4]	2	1
Administrative services	25		507		350	2,407	895
Reports to shareholders	14		288		193	1,413	471
Registration statement and prospectus	3		99		71	354	125
Trustees’ compensation	2		51		34	277	104
Auditing and legal	17		58		82	161	94
Custodian	27		572		732	783	2,407
State and local taxes	3		58		49	175	90
Other	1		8		10	39	17

Total fees and expenses	2,089		37,693		32,710	124,931	62,010

Net investment income	1,428		60,991		9,389	219,601	149,039

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	9,266		337,708		(62,229)	1,768,337	(84,814)
Forward currency contracts	—		—		(180)	—	(5,310)
Currency transactions	77		(657)		(188)	280	(1,395)

	9,343		337,051		(62,597)	1,768,617	(91,519)

Net unrealized appreciation (depreciation) on:
Investments	35,396		638,596		637,342	1,983,863	1,432,830
Forward currency contracts	—		—		111	—	(3,097)
Currency translations	2		149		157	2	239

	35,398		638,745		637,610	1,983,865	1,429,972

Net realized gain (loss) and unrealized appreciation on investments, forward currency contracts and currency	44,741		975,796		575,013	3,752,482	1,338,453

Net increase in net assets resulting from operations	$46,169		$1,036,787		$584,402	$3,972,083	$1,487,492

See end of Statements of Operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

Statements of operations for the year ended December 31, 2012

	New World Fund	Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$39,431	$133,145		$60,503		$485,004	$9,230
Interest	15,321	430		3,725		10,475	724

	54,752	133,575		64,228		495,479	9,954

Fees and expenses[3]:
Investment advisory services	17,217	19,284		12,003		64,310	1,885
Distribution services — Class 2	3,423	8,663		4,617		34,024	538
Distribution services — Class 3	—	—		—		313	—
Transfer agent services	— [4]	—	[4]	—	[4]	2	— [4]
Administrative services	234	468		202		2,386	27
Reports to shareholders	116	193		85		1,380	14
Registration statement and prospectus	48	65		22		356	8
Trustees’ compensation	22	45		20		273	2
Auditing and legal	53	31		30		160	7
Custodian	748	31		196		425	67
State and local taxes	33	34		24		135	3
Other	4	7		4		37	1

Total fees and expenses	21,898	28,821		17,203		103,801	2,552

Net investment income (loss)	32,854	104,754		47,025		391,678	7,402

Net realized gain (loss) and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments[2]	71,708	184,484		43,379		1,607,701	(302)
Forward currency contracts	348	—		—		—	—
Currency transactions	(558)	(2)		(256)		450	(71)

	71,498	184,482		43,123		1,608,151	(373)

Net unrealized appreciation (depreciation) on:
Investments	284,636	312,797		237,042		1,855,167	35,069
Forward currency contracts	(141)	—		—		—	—
Currency translations	83	1		8		(559)	8

	284,578	312,798		237,050		1,854,608	35,077

Net realized gain (loss) and unrealized appreciation (depreciation)on investments, forward currency contracts and currency	356,076	497,280		280,173		3,462,759	34,704

Net increase (decrease) in net assets resulting from operations	$388,930	$602,034		$327,198		$3,854,437	$42,106

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

(dollars in thousands)
Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

$183,575	$2,509	$96	$19	$667		$—		$—	$—
107,259	1,038	236,543	69,890	152,482		601		42,135	637

290,834	3,547	236,639	69,909	153,149		601		42,135	637

35,034	860	33,340	12,893	9,155		471		12,614	1,764
13,238	251	12,675	4,203	2,792		93		5,042	1,183
69	—	—	—	38		—		38	20
1	— [4]	1	— [4]	—	[4]	—	[4]	— [4]	—	[4]
1,201	13	906	244	198		11		385	55
660	13	445	100	53		12		79	25
177	14	114	75	18		10		47	4
123	1	92	23	23		1		41	8
78	7	56	16	13		1		24	4
229	24	84	370	12		1		11	1
68	— [4]	70	21	17		—	[4]	23	4
18	3	18	10	7		—	[4]	6	1

50,896	1,186	47,801	17,955	12,326		600		18,310	3,069

239,938	2,361	188,838	51,954	140,823		1		23,825	(2,432)

655,917	(1,479)	228,482	27,313	1,278		2,018		115,324	—	[4]
—	107	4,208	(519)	510		—		—	—
1,067	(60)	(1,468)	(3,269)	17		—		—	—

656,984	(1,432)	231,222	23,525	1,805		2,018		115,324	—	[4]

895,524	13,846	63,378	77,320	111,678		581		(60,103)	17
—	(157)	(1,378)	(10,231)	(547)		—		—	—
16	4	276	1,443	38		—		—	—

895,540	13,693	62,276	68,532	111,169		581		(60,103)	17

1,552,524	12,261	293,498	92,057	112,974		2,599		55,221	17

$1,792,462	$14,622	$482,336	$144,011	$253,797		$2,600		$79,046	$(2,415)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011
Operations:
Net investment income	$1,428	$897	$60,991	$63,168	$9,389	$5,940
Net realized gain (loss) on investments, forward currency contracts and currency transactions	9,343	2,342	337,051	169,353	(62,597)	118,284
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	35,398	(21,570)	638,745	(691,852)	637,610	(872,616)

Net increase (decrease) in net assets resulting from operations	46,169	(18,331)	1,036,787	(459,331)	584,402	(748,392)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,392)	(1,073)	(48,274)	(72,598)	(49,282)	(51,361)
Distributions from net realized gain on investments	—	—	—	—	—	—

Total dividends and distributions paid to shareholders	(1,392)	(1,073)	(48,274)	(72,598)	(49,282)	(51,361)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	3,744	4,509	116,073	292,157	183,971	260,759
Proceeds from reinvestment of dividends and distributions	241	191	16,161	21,349	14,672	13,077
Cost of shares repurchased	(3,818)	(5,708)	(214,408)	(126,381)	(112,799)	(112,847)

Net increase (decrease) from Class 1 transactions	167	(1,008)	(82,174)	187,125	85,844	160,989

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	17,236	31,034	47,056	126,562	86,346	190,502
Proceeds from reinvestment of dividends and distributions	1,151	882	32,113	51,249	34,610	38,284
Cost of shares repurchased	(30,718)	(29,592)	(608,844)	(555,330)	(364,953)	(352,259)

Net (decrease) increase from Class 2 transactions	(12,331)	2,324	(529,675)	(377,519)	(243,997)	(123,473)

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Class 4[2]:
Proceeds from initial capitalization	—	—	1	—	1	—
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	— [3]	—	— [3]	—
Cost of shares repurchased	—	—	—	—	—	—

Net increase from Class 4 transactions	—	—	1	—	1	—

Net (decrease) increase in net assets resulting from capital share transactions	(12,164)	1,316	(611,848)	(190,394)	(158,152)	37,516

Total increase (decrease) in net assets	32,613	(18,088)	376,665	(722,323)	376,968	(762,237)
Net assets:
Beginning of period	229,472	247,560	4,812,397	5,534,720	3,244,688	4,006,925

End of period	$262,085	$229,472	$5,189,062	$4,812,397	$3,621,656	$3,244,688

Undistributed (distributions in excess of) net investment income	$321	$204	$2,832	$(9,228)	$(28,275)	$(4,530)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	291	360	5,365	13,872	9,682	13,074
Shares issued on reinvestment of dividends and distributions	18	17	689	1,111	791	656
Shares repurchased	(301)	(475)	(9,757)	(5,879)	(5,936)	(5,493)

Net increase (decrease) in shares outstanding	8	(98)	(3,703)	9,104	4,537	8,237

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	1,358	2,518	2,233	6,147	4,691	9,954
Shares issued on reinvestment of dividends and distributions	86	78	1,371	2,670	1,918	1,881
Shares repurchased	(2,422)	(2,441)	(28,048)	(26,120)	(19,370)	(17,409)

Net (decrease) increase in shares outstanding	(978)	155	(24,444)	(17,303)	(12,761)	(5,574)

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

Class 4[2]:
Shares issued from initial capitalization	—	—	— [3]	—	— [3]	—
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	— [3]	—	— [3]	—
Shares repurchased	—	—	—	—	—	—

Net increase in shares outstanding	—	—	— [3]	—	— [3]	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)
Growth Fund		International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011

$219,601	$170,225	$149,039	$182,485	$32,854	$34,813	$104,754	$82,473	$47,025	$57,228
1,768,617	1,310,098	(91,519)	68,099	71,498	59,342	184,482	47,848	43,123	64,461
1,983,865	(2,508,429)	1,429,972	(1,610,909)	284,578	(441,321)	312,798	(171,752)	237,050	(227,677)

3,972,083	(1,028,106)	1,487,492	(1,360,325)	388,930	(347,166)	602,034	(41,431)	327,198	(105,988)

(199,835)	(183,102)	(139,135)	(180,183)	(26,969)	(43,508)	(97,174)	(79,949)	(49,855)	(57,317)
—	—	—	—	—	—	—	—	—	—

(199,835)	(183,102)	(139,135)	(180,183)	(26,969)	(43,508)	(97,174)	(79,949)	(49,855)	(57,317)

—	—	—	—	—	—	—	—	—	—
277,348	1,455,614	266,734	733,782	243,140	282,080	612,734	457,400	27,152	24,368
75,334	69,488	60,357	74,656	13,526	17,417	29,511	19,601	4,745	4,976
(1,863,267)	(1,739,435)	(552,826)	(401,623)	(92,066)	(108,841)	(399,693)	(129,524)	(36,662)	(25,399)

(1,510,585)	(214,333)	(225,735)	406,815	164,600	190,656	242,552	347,477	(4,765)	3,945

—	—	—	—	—	—	—	—	—	—
177,807	377,625	225,412	261,585	54,652	77,973	53,607	87,090	28,455	75,640
122,858	112,195	78,128	104,617	13,443	26,091	67,663	60,348	45,110	52,341
(4,632,501)	(2,853,936)	(859,434)	(822,667)	(252,673)	(241,474)	(461,477)	(392,846)	(329,160)	(269,548)

(4,331,836)	(2,364,116)	(555,894)	(456,465)	(184,578)	(137,410)	(340,207)	(245,408)	(255,595)	(141,567)

1,746	3,187	374	600	—	—	—	—	—	—
1,643	1,419	650	910	—	—	—	—	—	—
(33,580)	(37,540)	(7,378)	(10,300)	—	—	—	—	—	—

(30,191)	(32,934)	(6,354)	(8,790)	—	—	—	—	—	—

1	—	1	—	1	—	1	—	1	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—

1	—	1	—	1	—	1	—	1	—

(5,872,611)	(2,611,383)	(787,982)	(58,440)	(19,977)	53,246	(97,654)	102,069	(260,359)	(137,622)

(2,100,363)	(3,822,591)	560,375	(1,598,948)	341,984	(337,428)	407,206	(19,311)	16,984	(300,927)

24,315,993	28,138,584	8,567,008	10,165,956	2,175,996	2,513,424	4,332,069	4,351,380	1,999,991	2,300,918

$22,215,630	$24,315,993	$9,127,383	$8,567,008	$2,517,980	$2,175,996	$4,739,275	$4,332,069	$2,016,975	$1,999,991

$87,829	$41,249	$(23,909)	$(28,097)	$(8,688)	$(12,009)	$22,907	$15,329	$(1,578)	$1,589

—	—	—	—	—	—	—	—	—	—
4,834	26,314	16,344	42,357	11,398	12,763	61,796	49,552	2,703	2,466
1,260	1,339	3,445	4,942	600	874	2,924	2,244	459	547
(31,869)	(31,294)	(32,947)	(22,899)	(4,285)	(4,907)	(39,869)	(14,425)	(3,653)	(2,639)

(25,775)	(3,641)	(13,158)	24,400	7,713	8,730	24,851	37,371	(491)	374

—	—	—	—	—	—	—	—	—	—
3,123	6,924	13,909	15,757	2,591	3,627	5,597	9,574	2,924	7,766
2,084	2,158	4,462	6,932	599	1,308	6,761	6,956	4,374	5,765
(81,722)	(51,994)	(51,810)	(47,098)	(11,890)	(10,997)	(47,179)	(42,812)	(33,092)	(27,720)

(76,515)	(42,912)	(33,439)	(24,409)	(8,700)	(6,062)	(34,821)	(26,282)	(25,794)	(14,189)

29	58	23	33	—	—	—	—	—	—
28	27	37	60	—	—	—	—	—	—
(577)	(689)	(446)	(602)	—	—	—	—	—	—

(520)	(604)	(386)	(509)	—	—	—	—	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—

American Funds Insurance Series

Statements of changes in net assets

	Growth-Income Fund		International Growth and Income Fund		Asset Allocation Fund
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011
Operations:
Net investment income (loss)	$391,678	$391,142	$7,402	$6,769	$239,938	$236,655
Net realized gain (loss) on investments, forward currency contracts and currency transactions	1,608,151	778,600	(373)	(11,416)	656,984	445,247
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	1,854,608	(1,540,187)	35,077	(16,749)	895,540	(525,185)

Net increase (decrease) in net assets resulting from operations	3,854,437	(370,445)	42,106	(21,396)	1,792,462	156,717

Dividends and distributions paid to shareholders:
Dividends from net investment income	(395,890)	(396,728)	(9,411)	(6,952)	(249,622)	(227,718)
Distributions from net realized gain on investments	—	—	—	(1,666)	—	—

Total dividends and distributions paid to shareholders	(395,890)	(396,728)	(9,411)	(8,618)	(249,622)	(227,718)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	994,378	2,301,709	166,454	11,112	690,030	990,218
Proceeds from reinvestment of dividends and distributions	179,283	177,601	4,726	1,362	149,689	126,587
Cost of shares repurchased	(2,343,170)	(2,024,087)	(7,358)	(5,348)	(419,110)	(372,456)

Net (decrease) increase from Class 1 transactions	(1,169,509)	455,223	163,822	7,126	420,609	744,349

Class 2:
Proceeds from initial capitalization	—	—	—	—	—	—
Proceeds from shares sold	138,677	225,436	21,059	47,484	106,642	161,946
Proceeds from reinvestment of dividends and distributions	213,820	216,185	4,685	7,256	99,191	100,376
Cost of shares repurchased	(2,162,539)	(3,443,264)	(27,910)	(10,317)	(823,760)	(776,979)

Net (decrease) increase from Class 2 transactions	(1,810,042)	(3,001,643)	(2,166)	44,423	(617,927)	(514,657)

Class 3:
Proceeds from shares sold	820	611	—	—	1,291	1,486
Proceeds from reinvestment of dividends and distributions	2,787	2,942	—	—	742	755
Cost of shares repurchased	(33,096)	(33,765)	—	—	(6,555)	(8,524)

Net decrease from Class 3 transactions	(29,489)	(30,212)	—	—	(4,522)	(6,283)

Class 4[2]:
Proceeds from initial capitalization	1	—	1	—	1	—
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	— [3]	—	— [3]	—	— [3]	—
Cost of shares repurchased	—	—	—	—	—	—

Net increase from Class 4 transactions	1	—	1	—	1	—

Net (decrease) increase in net assets resulting from capital share transactions	(3,009,039)	(2,576,632)	161,657	51,549	(201,839)	223,409

Total increase (decrease) in net assets	449,508	(3,343,805)	194,352	21,535	1,341,001	152,408
Net assets:
Beginning of period	22,903,023	26,246,828	233,578	212,043	11,120,638	10,968,230

End of period	$23,352,531	$22,903,023	$427,930	$233,578	$12,461,639	$11,120,638

Undistributed (distributions in excess of) net investment income	$71,481	$75,243	$(2,255)	$(431)	$49,224	$54,622

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	26,843	66,580	10,893	733	39,118	59,877
Shares issued on reinvestment of dividends and distributions	4,692	5,467	310	102	8,204	7,976
Shares repurchased	(62,718)	(58,504)	(503)	(372)	(23,646)	(22,565)

Net (decrease) increase in shares outstanding	(31,183)	13,543	10,700	463	23,676	45,288

Class 2:
Shares issued from initial capitalization	—	—	—	—	—	—
Shares sold	3,857	6,631	1,460	3,211	6,083	9,848
Shares issued on reinvestment of dividends and distributions	5,631	6,690	308	546	5,485	6,358
Shares repurchased	(59,217)	(99,771)	(1,901)	(691)	(46,863)	(47,378)

Net (decrease) increase in shares outstanding	(49,729)	(86,450)	(133)	3,066	(35,295)	(31,172)

Class 3:
Shares sold	22	18	—	—	73	89
Shares issued on reinvestment of dividends and distributions	73	90	—	—	41	48
Shares repurchased	(898)	(985)	—	—	(370)	(518)

Net decrease in shares outstanding	(803)	(877)	—	—	(256)	(381)

Class 4[2]:
Shares issued from initial capitalization	— [3]	—	— [3]	—	— [3]	—
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	— [3]	—	— [3]	—	— [3]	—
Shares repurchased	—	—	—	—	—	—

Net increase in shares outstanding	— [3]	—	— [3]	—	— [3]	—

See end of Statements of Changes in Net Assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

(dollars and shares in thousands)
Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31, 2012	Period ended December 31, 2011[1]	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Period ended December 31, 2011[1]

$2,361	$716	$188,838	$277,991	$51,954	$59,362	$140,823	$147,342	$1	$(8)
(1,432)	(431)	231,222	226,664	23,525	36,590	1,805	57,433	2,018	1,055
13,693	(2,661)	62,276	111,166	68,532	(7,482)	111,169	(165,107)	581	654

14,622	(2,376)	482,336	615,821	144,011	88,470	253,797	39,668	2,600	1,701

(2,397)	(566)	(231,875)	(294,438)	(55,524)	(63,204)	(143,258)	(148,337)	(703)	(70)
—	—	—	—	(21,416)	(11,339)	—	—	(1,250)	(687)

(2,397)	(566)	(231,875)	(294,438)	(76,940)	(74,543)	(143,258)	(148,337)	(1,953)	(757)

—	29,990	—	—	—	—	—	—	—	9,990
29	—	761,662	909,847	374,578	349,922	112,401	101,737	57,612	43,900
562	180	106,210	144,664	26,657	20,317	62,358	62,902	1,305	555
(1)	—	(1,419,488)	(1,637,395)	(78,701)	(74,136)	(115,003)	(100,355)	(27,398)	(453)

590	30,170	(551,616)	(582,884)	322,534	296,103	59,756	64,284	31,519	53,992

—	10	—	—	—	—	—	—	—	10
46,372	74,155	302,695	290,995	135,590	264,743	114,547	125,080	29,661	22,509
1,835	386	125,665	149,774	50,283	54,226	79,441	83,842	648	202
(9,674)	(1,989)	(504,544)	(683,249)	(210,485)	(193,151)	(185,788)	(224,964)	(2,938)	(1,102)

38,533	72,562	(76,184)	(242,480)	(24,612)	125,818	8,200	(16,042)	27,371	21,619

—	—	—	—	—	—	5,364	4,922	—	—
—	—	—	—	—	—	1,459	1,593	—	—
—	—	—	—	—	—	(7,355)	(8,071)	—	—

—	—	—	—	—	—	(532)	(1,556)	—	—

1	—	1	—	1	—	1	—	1	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—

1	—	1	—	1	—	1	—	1	—

39,124	102,732	(627,799)	(825,364)	297,923	421,921	67,425	46,686	58,891	75,611

51,349	99,790	(377,338)	(503,981)	364,994	435,848	177,964	(61,983)	59,538	76,555

99,790	—	9,338,173	9,842,154	2,257,622	1,821,774	1,871,753	1,933,736	76,555	—

$151,139	$99,790	$8,960,835	$9,338,173	$2,622,616	$2,257,622	$2,049,717	$1,871,753	$136,093	$76,555

$(252)	$(21)	$33,380	$41,435	$1,823	$14,995	$19,941	$22,413	$33	— [3]

—	2,999	—	—	—	—	—	—	—	999
3	—	67,100	83,574	30,370	28,575	9,936	8,888	5,467	4,279
54	20	9,439	13,182	2,182	1,696	5,619	5,926	125	53
— [3]	—	(125,727)	(147,575)	(6,414)	(6,021)	(10,154)	(8,824)	(2,586)	(44)

57	3,019	(49,188)	(50,819)	26,138	24,250	5,401	5,990	3,006	5,287

—	1	—	—	—	—	—	—	—	1
4,711	7,826	27,149	26,930	11,094	21,848	10,267	11,138	2,825	2,185
178	42	11,291	13,786	4,140	4,539	7,244	7,981	62	20
(984)	(215)	(45,084)	(63,002)	(17,264)	(15,857)	(16,687)	(20,022)	(279)	(107)

3,905	7,654	(6,644)	(22,286)	(2,030)	10,530	824	(903)	2,608	2,099

—	—	—	—	—	—	480	437	—	—
—	—	—	—	—	—	132	150	—	—
—	—	—	—	—	—	(655)	(708)	—	—

—	—	—	—	—	—	(43)	(121)	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—
— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—
—	—	—	—	—	—	—	—	—	—

— [3]	—	— [3]	—	— [3]	—	— [3]	—	— [3]	—

American Funds Insurance Series

Statements of changes in net assets

	(dollars and shares in thousands)
	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2011
Operations:
Net investment income (loss)	$23,825	$63,410	$(2,432)	$(2,667)
Net realized gain on investments, forward currency contracts and currency transactions	115,324	116,429	— [3]	—
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(60,103)	101,161	17	(6)

Net increase (decrease) in net assets resulting from operations	79,046	281,000	(2,415)	(2,673)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(43,222)	(70,900)	—	—
Distributions from net realized gain on investments	(110,100)	(89,203)	—	—

Total dividends and distributions paid to shareholders	(153,322)	(160,103)	—	—

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	195,168	396,185	28,695	39,488
Proceeds from reinvestment of dividends and distributions	73,727	76,989	—	—
Cost of shares repurchased	(209,851)	(238,468)	(37,213)	(47,462)

Net increase (decrease) from Class 1 transactions	59,044	234,706	(8,518)	(7,974)

Class 2:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	146,483	149,648	156,563	325,889
Proceeds from reinvestment of dividends and distributions	78,772	82,153	—	—
Cost of shares repurchased	(192,849)	(250,644)	(224,943)	(315,311)

Net increase (decrease) from Class 2 transactions	32,406	(18,843)	(68,380)	10,578

Class 3:
Proceeds from shares sold	1,630	4,249	7,742	11,928
Proceeds from reinvestment of dividends and distributions	823	961	—	—
Cost of shares repurchased	(6,050)	(8,204)	(9,181)	(13,416)

Net decrease from Class 3 transactions	(3,597)	(2,994)	(1,439)	(1,488)

Class 4[2]:
Proceeds from initial capitalization	1	—	1	—
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	— [3]	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase from Class 4 transactions	1	—	1	—

Net increase (decrease) in net assets resulting from capital share transactions	87,854	212,869	(78,336)	1,116

Total increase (decrease) in net assets	13,578	333,766	(80,751)	(1,557)
Net assets:
Beginning of period	3,810,685	3,476,919	616,857	618,414

End of period	$3,824,263	$3,810,685	$536,106	$616,857

Undistributed (distributions in excess of) net investment income	$5,925	$9,324	$(16)	$(14)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	15,076	31,215	2,528	3,470
Shares issued on reinvestment of dividends and distributions	5,774	6,037	—	—
Shares repurchased	(16,180)	(18,490)	(3,278)	(4,170)

Net increase (decrease) in shares outstanding	4,670	18,762	(750)	(700)

Class 2:
Shares issued from initial capitalization	—	—	—	—
Shares sold	11,413	11,792	13,986	28,960
Shares issued on reinvestment of dividends and distributions	6,228	6,506	—	—
Shares repurchased	(15,060)	(19,741)	(20,084)	(28,025)

Net increase (decrease) in shares outstanding	2,581	(1,443)	(6,098)	935

Class 3:
Shares sold	125	330	686	1,053
Shares issued on reinvestment of dividends and distributions	65	75	—	—
Shares repurchased	(467)	(642)	(813)	(1,185)

Net decrease in shares outstanding	(277)	(237)	(127)	(132)

Class 4[2]:
Shares issued from initial capitalization	— [3]	—	— [3]	—
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	— [3]	—	—	—
Shares repurchased	—	—	—	—

Net increase in shares outstanding	— [3]	—	— [3]	—

[1]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[2]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 19 different funds (the “funds”). This report covers 18 funds in the series. The Protected Asset Allocation Fund is covered in a separate report. Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the series reserves the right to delay the implementation.

The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Discovery Fund — Seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Each fund in the series offers two, three or four share classes (Classes 1, 2, 3 and 4). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

American Funds Insurance Series

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may,

American Funds Insurance Series

as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2012 (dollars in thousands):

Global Discovery Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$34,904	$17,641	—	$52,545
Health care	47,597	1,131	—	48,728
Information technology	38,281	7,275	—	45,556
Financials	11,025	17,545	—	28,570
Telecommunication services	5,773	6,099	—	11,872
Utilities	—	11,411	—	11,411
Industrials	4,419	4,173	—	8,592
Materials	2,348	1,142	—	3,490
Energy	1,524	—	—	1,524
Miscellaneous	5,396	7,444	—	12,840
Short-term securities	—	38,492	—	38,492

Total	$151,267	$112,353	—	$263,620

*	Securities with a market value of $53,069,000, which represented 20.25% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$621,946	$484,942	$1,337	$1,108,225
Financials	296,577	519,002	—	815,579
Health care	397,753	275,544	—	673,297
Information technology	375,755	230,994	—	606,749
Consumer staples	129,693	438,649	—	568,342
Industrials	174,277	183,835	—	358,112
Energy	159,217	151,908	—	311,125
Materials	139,394	97,360	—	236,754
Other	4,278	105,902	—	110,180
Miscellaneous	30,612	65,451	—	96,063
Short-term securities	—	345,206	—	345,206

Total	$2,329,502	$2,898,793	$1,337	$5,229,632

*	Securities with a market value of $2,211,535,000, which represented 42.62% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$367,056	$454,723	$60	$821,839
Industrials	137,327	319,220	—	456,547
Health care	332,276	78,030	—	410,306
Information technology	224,212	161,678	1,111	387,001
Energy	176,070	128,260	5	304,335
Financials	148,227	63,582	1,083	212,892
Consumer staples	73,934	125,677	—	199,611
Materials	26,886	159,077	1,645	187,608
Utilities	—	128,242	—	128,242
Telecommunication services	17,354	6,124	—	23,478
Miscellaneous	103,934	68,061	—	171,995
Preferred securities	—	5,775	—	5,775
Rights & warrants	—	52	3	55
Convertible securities	—	1,486	9,683	11,169
Bonds, notes & other debt instruments	—	7,763	—	7,763
Short-term securities	—	294,667	—	294,667

Total	$1,607,276	$2,002,417	$13,590	$3,623,283

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$11	—	$11

*	Securities with a market value of $1,147,134,000, which represented 31.67% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,925,239	$636,976	$—	$4,562,215
Financials	3,249,763	427,285	27,479	3,704,527
Information technology	2,540,538	482,942	—	3,023,480
Health care	2,635,913	238,196	18,316	2,892,425
Energy	2,265,103	54,152	40,199	2,359,454
Industrials	1,416,437	250,180	—	1,666,617
Materials	1,303,627	334,402	—	1,638,029
Consumer staples	673,277	178,943	—	852,220
Telecommunication services	347,830	—	—	347,830
Utilities	40,525	—	2,533	43,058
Miscellaneous	66,342	57,761	—	124,103
Rights & warrants	710	—	—	710
Short-term securities	—	1,054,813	—	1,054,813

Total	$18,465,304	$3,715,650	$88,527	$22,269,481

*	Securities with a market value of $2,016,558,000, which represented 9.08% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$42,184	$1,407,035	$6,802	$1,456,021
Financials	93,966	1,156,232	—	1,250,198
Health care	208,509	1,019,378	—	1,227,887
Industrials	39,137	1,010,366	—	1,049,503
Information technology	175,787	790,107	—	965,894
Consumer staples	—	719,772	—	719,772
Telecommunication services	54,759	541,839	—	596,598
Materials	—	529,535	—	529,535
Energy	93,631	379,402	—	473,033
Utilities	—	243,866	—	243,866
Miscellaneous	6,280	240,464	—	246,744
Convertible securities	—	3,762	—	3,762
Bonds, notes & other debt instruments	—	74,538	—	74,538
Short-term securities	—	275,885	—	275,885

Total	$714,253	$8,392,181	$6,802	$9,113,236

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$199	—	$199
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,333)	—	(3,333)

Total	—	$(3,134)	—	$(3,134)

*	Securities with a market value of $5,971,251,000, which represented 65.42% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$49,576	$296,646	$—	$346,222
Consumer discretionary	48,873	291,508	—	340,381
Financials	83,527	188,920	37	272,484
Health care	61,288	175,188	—	236,476
Energy	101,941	107,976	—	209,917
Industrials	48,330	106,366	—	154,696
Information technology	58,729	93,806	—	152,535
Materials	16,339	94,136	—	110,475
Telecommunication services	42,076	68,188	—	110,264
Utilities	—	26,367	—	26,367
Miscellaneous	6,773	111,330	—	118,103
Rights & warrants	—	119	—	119
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	213,853	—	213,853
U.S. Treasury bonds & notes	—	1,752	—	1,752
Other	—	45,452	—	45,452
Short-term securities	—	168,672	—	168,672

Total	$517,452	$1,990,279	$37	$2,507,768

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(105)	—	$(105)

*	Securities with a market value of $1,215,887,000, which represented 48.29% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$655,624	$—	—	$655,624
Health care	642,690	—	—	642,690
Industrials	611,582	—	—	611,582
Information technology	606,086	—	—	606,086
Consumer staples	568,745	—	—	568,745
Telecommunication services	389,809	—	—	389,809
Consumer discretionary	273,099	—	—	273,099
Financials	179,103	—	—	179,103
Utilities	168,718	—	—	168,718
Materials	154,751	—	—	154,751
Miscellaneous	210,263	—	—	210,263
Convertible securities	70,608	—	—	70,608
Short-term securities	—	206,727	—	206,727

Total	$4,531,078	$206,727	—	$4,737,805

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$289,878	$86,062	$—	$375,940
Financials	184,800	185,184	569	370,553
Information technology	84,507	102,345	—	186,852
Materials	137,254	45,739	—	182,993
Industrials	86,415	86,590	—	173,005
Health care	105,768	64,155	—	169,923
Consumer staples	71,956	93,831	—	165,787
Energy	84,160	35,497	—	119,657
Telecommunication services	36,079	76,679	—	112,758
Utilities	18,506	53,960	—	72,466
Convertible securities	—	14,825	360	15,185
Bonds, notes & other debt instruments	—	26,788	—	26,788
Short-term securities	—	42,898	—	42,898

Total	$1,099,323	$914,553	$929	$2,014,805

*	Securities with a market value of $633,131,000, which represented 31.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,119,603	$139,291	—	$3,258,894
Information technology	3,111,220	91,698	—	3,202,918
Health care	2,961,600	204,737	—	3,166,337
Industrials	2,321,295	86,516	—	2,407,811
Energy	1,869,901	284,760	—	2,154,661
Consumer staples	1,349,868	162,170	—	1,512,038
Financials	1,387,006	110,352	—	1,497,358
Materials	1,302,672	106,065	—	1,408,737
Telecommunication services	995,984	—	—	995,984
Utilities	215,567	—	—	215,567
Miscellaneous	841,549	100,534	—	942,083
Preferred securities	—	17,000	—	17,000
Rights & warrants	2,533	—	—	2,533
Convertible securities	20,525	57,838	—	78,363
Bonds, notes & other debt instruments	—	59,756	—	59,756
Short-term securities	—	2,370,273	—	2,370,273

Total	$19,499,323	$3,790,990	—	$23,290,313

*	Securities with a market value of $979,695,000, which represented 4.20% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$18,262	$50,340	—	$68,602
Financials	6,168	53,487	—	59,655
Consumer discretionary	1,679	47,711	—	49,390
Telecommunication services	3,715	37,076	—	40,791
Utilities	—	39,409	—	39,409
Industrials	—	29,906	—	29,906
Health care	2,423	24,035	—	26,458
Energy	2,140	20,068	—	22,208
Information technology	5,028	15,852	—	20,880
Materials	—	13,473	—	13,473
Miscellaneous	—	97	—	97
Bonds, notes & other debt instruments	—	19,267	—	19,267
Short-term securities	—	44,393	—	44,393

Total	$39,415	$395,114	—	$434,529

*	Securities with a market value of $211,822,000, which represented 49.50% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,146,156	$222,811	$—	$1,368,967
Financials	1,318,251	—	—	1,318,251
Health care	1,220,524	—	—	1,220,524
Energy	1,010,519	74,834	—	1,085,353
Information technology	1,026,375	—	—	1,026,375
Industrials	918,093	—	19	918,112
Materials	655,584	—	2,383	657,967
Consumer staples	528,222	54,095	—	582,317
Utilities	273,743	—	—	273,743
Telecommunication services	58,992	107,946	—	166,938
Miscellaneous	299,250	—	—	299,250
Rights & warrants	440	261	—	701
Convertible securities	—	3,136	—	3,136
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	839,476	—	839,476
Mortgage-backed obligations	—	716,333	—	716,333
Corporate bonds & notes	—	409,849	—	409,849
Federal agency bonds & notes	—	55,158	—	55,158
Other	—	581,165	—	581,165
Short-term securities	—	1,153,488	—	1,153,488

Total	$8,456,149	$4,218,552	$2,402	$12,677,103

*	Securities with a market value of $297,645,000, which represented 2.39% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$6,395	$6,209	—	$12,604
Industrials	5,255	6,790	—	12,045
Consumer discretionary	6,165	5,613	—	11,778
Financials	3,508	8,199	—	11,707
Energy	7,569	1,892	—	9,461
Health care	5,116	3,359	—	8,475
Information technology	4,006	4,044	—	8,050
Materials	4,749	1,195	—	5,944
Telecommunication services	1,227	4,126	—	5,353
Utilities	—	1,906	—	1,906
Miscellaneous	1,187	4,183	—	5,370
Preferred securities	—	166	—	166
Convertible securities	—	1,304	—	1,304
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	23,414	—	23,414
Corporate bonds & notes	—	11,825	—	11,825
Mortgage-backed obligations	—	7,652	—	7,652
U.S. Treasury bonds & notes	—	5,503	—	5,503
Short-term securities	—	14,246	—	14,246

Total	$45,177	$111,626	—	$156,803

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$22	—	$22
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(105)	—	(105)

Total	—	$(83)	—	$(83)

*	Securities with a market value of $34,243,000, which represented 22.66% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,059,331	$—	$3,059,331
U.S. Treasury bonds & notes	—	2,188,145	—	2,188,145
Corporate bonds & notes	—	622,716	—	622,716
Federal agency bonds & notes	—	256,817	—	256,817
Other	—	2,270,436	—	2,270,436
Preferred securities	—	1,025	—	1,025
Common stocks	2	15	255	272
Short-term securities	—	1,235,059	—	1,235,059

Total	$2	$9,633,544	$255	$9,633,801

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$741	—	$741
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(731)	—	(731)

Total	—	$10	—	$10

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	—	$399,464	—		$399,464
Japanese yen	—	285,163	—		285,163
Swedish kronor	—	123,460	—		123,460
Polish zloty	—	110,209	—		110,209
Mexican pesos	—	109,834	—		109,834
South Korean won	—	71,963	—		71,963
British pounds	—	59,424	—		59,424
Norwegian kroner	—	49,477	—		49,477
Canadian dollars	—	43,777	—		43,777
Malaysian ringgits	—	32,964	—		32,964
Singapore dollars	—	22,963	—		22,963
Hungarian forints	—	20,858	—		20,858
Australian dollars	—	16,942	—		16,942
U.S. dollars	—	1,094,670	—		1,094,670
Other currencies	—	45,994	—		45,994
Common stocks	—	—	—	*	—	*
Short-term securities	—	224,543	—		224,543

Total	—	$2,711,705	—	*	$2,711,705

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	—	$541	—	$541
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5,865)	—	(5,865)

Total	—	$(5,324)	—	$(5,324)

*	Amount less than one thousand.
†	Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,864,279	$393	$1,864,672
Other	—	31,470	—	31,470
Convertible securities	—	2,877	—	2,877
Preferred securities	1,209	3,952	—	5,161
Common stocks	4,160	30	3,386	7,576
Rights & warrants	153	394	—	547
Short-term securities	—	119,576	—	119,576

Total	$5,522	$2,022,578	$3,779	$2,031,879

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(98)	—	$(98)

*	Forward currency contracts are not included in the investment portfolio.

Mortgage Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At December 31, 2012, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the funds.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the funds invest.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities.

American Funds Insurance Series

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by the funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the funds’ securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the funds may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The value and liquidity of the securities held by the funds may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Concentration — The funds may be subject to additional risks because they invest in a more limited group of sectors and industries than the broad market.

Asset allocation — The funds’ percentage allocations to equity securities, debt securities and money market instruments could cause the funds to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As non-diversified funds, certain of the funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described below.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Some of the funds have participated in transactions that involve unfunded commitments, which may obligate them to lend additional sums based upon the terms of the loan agreement. As of December 31, 2012, the maximum exposure of unfunded loan commitments for Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund was $3,017,000, $776,000, $90,000 and $5,471,000, respectively, which would represent 0.02%, 0.01%, less than 0.01% and 0.27%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation of $27,000, $7,000, $1,000 and $13,000, respectively, is included in other payables in each fund’s statement of assets and liabilities and net unrealized appreciation on investments in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the funds’ exposure to changes in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2012, Global Small Capitalization Fund, International Fund, New World Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell currencies.

Collateral — Upon entering into forward currency contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the funds have entered into a collateral program with certain counterparties. The program calls for the funds to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

American Funds Insurance Series

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2008. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund and New World Fund for tax years before 2005; Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables below and on the following page, some of the funds had capital loss carryforwards available at December 31, 2012. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
As of December 31, 2012:
Undistributed ordinary income	$322	$16,258	$33,254	$89,940	$31,894	$7,751
Undistributed long-term capital gain	—	—	—	—	—	11,646
Post-October capital loss deferral*	(502)	(261)	—	(17,079)	—	—
Capital loss carryforward:
No expiration	—	—	(79,088)	—	(145,237)	—
Expiring 2017	(13,619)	(353,831)	(354,503)	(1,583,328)	(1,057,173)	—
Expiring 2018	—	—	—	(12,099)	(84,504)	—

	$(13,619)	$(353,831)	$(433,591)	$(1,595,427)	$(1,286,914)	—

Capital loss carryforwards utilized	$8,937	$333,938	—	$1,761,708	—	$59,199

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) accumulated net realized loss/undistributed net realized gain	$81	$(657)	$16,148	$26,814	$(5,716)	$(2,564)

Gross unrealized appreciation on investment securities	$51,552	$1,449,615	$951,228	$7,424,190	$2,107,074	$598,211
Gross unrealized depreciation on investment securities	(6,442)	(126,398)	(339,404)	(421,892)	(278,110)	(88,719)

Net unrealized appreciation on investment securities	$45,110	$1,323,217	$611,824	$7,002,298	$1,828,964	$509,492

Cost of investment securities	$218,510	$3,906,415	$3,011,459	$15,267,183	$7,284,272	$1,998,276

See end of table for footnote.

American Funds Insurance Series

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2012:
Undistributed ordinary income	$22,927	$11,850	$74,334	$392	$50,395	$—
Late year ordinary loss deferral*	—	—	—	—	(24)	(172)
Post-October capital loss deferral*	—	(26,563)	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(11,961)	—	(1,359)
Expiring 2016	(2,872)	—	—	—	—	—
Expiring 2017	(495,895)	(515,003)	(736,140)	—	—	—
Expiring 2018	—	(297)	(1,026,621)	—	(11,934)	—

	$(498,767)	$(515,300)	$(1,762,761)	$(11,961)	$(11,934)	$(1,359)

Capital loss carryforwards utilized	$63,012	$65,362	$1,606,344	—	$628,215	—

Reclassification (from) to undistributed/distributions in excess of net investment income (to) from accumulated net realized loss	$(2)	$(337)	$450	$185	$4,286	$(195)

Gross unrealized appreciation on investment securities	$899,374	$415,138	$6,024,962	$45,854	$2,348,226	$13,111
Gross unrealized depreciation on investment securities	(87,853)	(49,638)	(582,535)	(6,850)	(138,790)	(2,301)

Net unrealized appreciation on investment securities	$811,521	$365,500	$5,442,427	$39,004	$2,209,436	$10,810

Cost of investment securities	$3,926,284	$1,649,305	$17,847,886	$395,525	$10,467,667	$145,993

See end of table for footnote.

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2012:
Undistributed ordinary income	$35,166	$14,952	$24,270	$306	$50,308	$—
Late year ordinary loss deferral*	—	(2,774)	—	—	—	—
Undistributed long-term capital gain	96,941	17,722	—	50	53,953	—
Post-October capital loss deferral*	—	—	(16,286)	—	—	—
Capital loss carryforward:
No expiration	—	—	—	—	—	—	†
Expiring 2016	—	—	(9,223)	—	—	—
Expiring 2017	—	—	(113,685)	—	—	—

	—	—	$(122,908)	—	—	$—	†

Capital loss carryforwards utilized	$96,778	—	$17,283	—	—	—

Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	$34,982	$(9,602)	$(37)	$735	$15,998	$—
Reclassification to accumulated net investment loss from capital paid in on shares of beneficial interest	—	—	—	—	—	2,430

Gross unrealized appreciation on investment securities	$393,046	$136,902	$130,069	$1,293	$73,948	$26
Gross unrealized depreciation on investment securities	(24,396)	(13,675)	(61,302)	(58)	(1,381)	(2)

Net unrealized appreciation on investment securities	$368,650	$123,227	$68,767	$1,235	$72,567	$24

Cost of investment securities	$9,265,151	$2,588,478	$1,963,112	$151,887	$4,428,343	$537,880

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

American Funds Insurance Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Global Discovery Fund

	Year ended December 31, 2012			Year ended December 31, 2011
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$241	—	$241	$191	—	$191
Class 2	1,151	—	1,151	882	—	882

Total	$1,392	—	$1,392	$1,073	—	$1,073

Global Growth Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,161		—	$16,161		$21,349	—	$21,349
Class 2	32,113		—	32,113		51,249	—	51,249
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$48,274		—	$48,274		$72,598	—	$72,598

Global Small Capitalization Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$14,672		—	$14,672		$13,077	—	$13,077
Class 2	34,610		—	34,610		38,284	—	38,284
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$49,282		—	$49,282		$51,361	—	$51,361

Growth Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$75,334		—	$75,334		$69,488	—	$69,488
Class 2	122,858		—	122,858		112,195	—	112,195
Class 3	1,643		—	1,643		1,419	—	1,419
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$199,835		—	$199,835		$183,102	—	$183,102

See end of table for footnotes.

American Funds Insurance Series

International Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$60,357		—	$60,357		$74,656	—	$74,656
Class 2	78,128		—	78,128		104,617	—	104,617
Class 3	650		—	650		910	—	910
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$139,135		—	$139,135		$180,183	—	$180,183

New World Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13,526		—	$13,526		$17,417	—	$17,417
Class 2	13,443		—	13,443		26,091	—	26,091
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$26,969		—	$26,969		$43,508	—	$43,508

Blue Chip Income and Growth Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,511		—	$29,511		$19,601	—	$19,601
Class 2	67,663		—	67,663		60,348	—	60,348
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$97,174		—	$97,174		$79,949	—	$79,949

Global Growth and Income Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,745		—	$4,745		$4,976	—	$4,976
Class 2	45,110		—	45,110		52,341	—	52,341
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$49,855		—	$49,855		$57,317	—	$57,317

Growth-Income Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$179,283		—	$179,283		$177,601	—	$177,601
Class 2	213,820		—	213,820		216,185	—	216,185
Class 3	2,787		—	2,787		2,942	—	2,942
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$395,890		—	$395,890		$396,728	—	$396,728

American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,726		—	$4,726		$1,158	$204	$1,362
Class 2	4,685		—	4,685		6,152	1,104	7,256
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$9,411		—	$9,411		$7,310	$1,308	$8,618

Asset Allocation Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$149,689		—	$149,689		$126,587	—	$126,587
Class 2	99,191		—	99,191		100,376	—	100,376
Class 3	742		—	742		755	—	755
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$249,622		—	$249,622		$227,718	—	$227,718

Global Balanced Fund

	Year ended December 31, 2012					Period ended December 31, 2011[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$562		—	$562		$180	—	$180
Class 2	1,835		—	1,835		386	—	386
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$2,397		—	$2,397		$566	—	$566

Bond Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$106,210		—	$106,210		$144,664	—	$144,664
Class 2	125,665		—	125,665		149,774	—	149,774
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$231,875		—	$231,875		$294,438	—	$294,438

Global Bond Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,288		$3,369	$26,657		$17,957	$2,360	$20,317
Class 2	42,360		7,923	50,283		46,119	8,107	54,226
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$65,648		$11,292	$76,940		$64,076	$10,467	$74,543

American Funds Insurance Series

High-Income Bond Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$62,358		—	$62,358		$62,902	—	$62,902
Class 2	79,441		—	79,441		83,842	—	83,842
Class 3	1,459		—	1,459		1,593	—	1,593
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$143,258		—	$143,258		$148,337	—	$148,337

Mortgage Fund

	Year ended December 31, 2012					Period ended December 31, 2011[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,305		—	$1,305		$555	—	$555
Class 2	648		—	648		202	—	202
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$1,953		—	$1,953		$757	—	$757

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2012					Year ended December 31, 2011
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$45,898		$27,829	$73,727		$61,491	$15,498	$76,989
Class 2	47,011		31,761	78,772		64,659	17,494	82,153
Class 3	493		330	823		761	200	961
Class 4[1]	—	[2]	—	—	[2]	—	—	—

Total	$93,402		$59,920	$153,322		$126,911	$33,192	$160,103

[1]	For the period December 14, 2012, commencement of operations, through December 31, 2012.
[2]	Amount less than one thousand.
[3]	For the period May 2, 2011, commencement of operations, through December 31, 2011.

American Funds Insurance Series

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2012
Fund	Beginning with	Ending with	Up to	In excess of
Global Discovery Fund	.580%	.440%	$.5	$1.0	.58%
Global Growth Fund	.690	.460	.6	5.0	.53
Global Small Capitalization Fund	.800	.635	.6	5.0	.71
Growth Fund	.500	.280	.6	34.0	.33
International Fund	.690	.430	.5	21.0	.50
New World Fund	.850	.620	.5	2.5	.74
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.41
Global Growth and Income Fund	.690	.480	.6	3.0	.60
Growth-Income Fund	.500	.219	.6	34.0	.27
International Growth and Income Fund	.690	.530	.5	1.0	.69
Asset Allocation Fund	.500	.250	.6	8.0	.29
Global Balanced Fund	.660	.510	.5	1.0	.66
Bond Fund	.480	.330	.6	8.0	.37
Global Bond Fund	.570	.500	1.0	1.0	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46
Mortgage Fund	.420	.290	.6	3.0	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33
Cash Management Fund	.320	.270	1.0	2.0	.32

Distribution services — The series has plans of distribution for Class 2, 3 and 4 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on average daily net assets, of 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.25% for Class 4 shares to pay service fees to firms that have entered into agreements with the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

Administrative services — The board of trustees approved an administrative services agreement with CRMC effective January 1, 2012. Under this agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Insurance administrative services — The series has an insurance administrative services plan for Class 4 shares. Under the plan, Class 4 shares pay 0.25% of each insurance company’s respective average daily net assets in the share class to compensate the insurance companies for services provided to its separate accounts and contractholders for which the Class 4 shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Discovery Fund	$2	$—	*	$2
Global Growth Fund	47	4		51
Global Small Capitalization Fund	32	2		34
Growth Fund	234	43		277
International Fund	84	20		104
New World Fund	21	1		22
Blue Chip Income and Growth Fund	43	2		45
Global Growth and Income Fund	19	1		20
Growth-Income Fund	223	50		273
International Growth and Income Fund	2	—	*	2
Asset Allocation Fund	110	13		123
Global Balanced Fund	1	—	*	1
Bond Fund	87	5		92
Global Bond Fund	22	1		23
High-Income Bond Fund	18	5		23
Mortgage Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	36	5		41
Cash Management Fund	6	2		8

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

8. Investment transactions and other disclosures

The following tables present additional information for the year ended December 31, 2012 (dollars in thousands):

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Purchases of investment securities*	$85,005		$1,034,418	$1,342,475	$4,566,857	$2,310,366	$762,535
Sales of investment securities*	89,863		1,610,757	1,146,762	8,782,186	2,643,207	694,350
Non-U.S. taxes paid on dividend income	121		6,329	1,846	7,999	19,402	3,278
Non-U.S. taxes paid on interest income	—		—	—	—	—	146
Non-U.S. taxes paid (refunded) on realized gains	—	†	—	73	—	88	(130)
Non-U.S. taxes provided on unrealized gains	—		75	—	—	4,608	197
Dividends from affiliated issuers	—		—	846	7,774	—	—
Net realized (loss) gain from affiliated issuers	—		—	(11,005)	2,885	—	—

See end of table for footnotes.

American Funds Insurance Series

	Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,572,567	$572,924	$5,306,525	$220,035		$6,730,656	$134,903
Sales of investment securities*	1,575,507	784,723	8,146,760	77,473		7,481,233	91,279
Non-U.S. taxes paid on dividend income	660	3,352	6,522	688		4,770	174
Non-U.S. taxes paid on interest income	—	—	—	—		—	6
Non-U.S. taxes paid on realized gains	—	—	—	2		—	—
Non-U.S. taxes provided on unrealized gains	—	26	—	—	†	—	—
Dividends from affiliated issuers	—	658	3,543	—		—	—
Net realized loss from affiliated issuers	—	—	(9,133)	—		—	—

See end of table for footnotes.

	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$18,779,221	$3,573,851	$918,755		$468,104	$14,223,689
Sales of investment securities*	19,556,531	3,257,719	864,805		416,497	14,380,991
Non-U.S. taxes paid on interest income	10	274	—	†	—	—

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

9. Ownership concentration

At December 31, 2012, CRMC held aggregate ownership of 21% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when it began operations on May 2, 2011.

American Funds Insurance Series

Financial highlights

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Ratio of net income to average net assets[2]

Global Discovery Fund
Class 1
12/31/12	$11.35	$.10	$2.26	$2.36	$(.10)	$—	$(.10)	$13.61	20.81%	$33		.62%	.62%	.79%
12/31/11	12.28	.07	(.92)	(.85)	(.08)	—	(.08)	11.35	(6.91)	27		.60	.60	.58
12/31/10	11.20	.10	1.07	1.17	(.09)	—	(.09)	12.28	10.43	31		.61	.61	.87
12/31/09	7.45	.05	3.78	3.83	(.08)	—	(.08)	11.20	51.49	31		.61	.61	.59
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18		.60	.55	1.33
Class 2
12/31/12	11.30	.07	2.25	2.32	(.07)	—	(.07)	13.55	20.52	229		.87	.87	.54
12/31/11	12.22	.04	(.91)	(.87)	(.05)	—	(.05)	11.30	(7.13)	202		.85	.85	.33
12/31/10	11.15	.07	1.06	1.13	(.06)	—	(.06)	12.22	10.14	217		.86	.86	.62
12/31/09	7.43	.03	3.74	3.77	(.05)	—	(.05)	11.15	50.91	192		.86	.86	.36
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131		.85	.80	1.08

Global Growth Fund
Class 1
12/31/12	$19.40	$.30	$4.14	$4.44	$(.26)	$—	$(.26)	$23.58	22.89%	$1,466		.56%	.56%	1.38%
12/31/11	21.61	.29	(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55	.55	1.37
12/31/10	19.61	.30	2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56	.56	1.54
12/31/09	13.96	.26	5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56	.56	1.59
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675		.55	.50	2.37
Class 2
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81	.81	1.13
12/31/11	21.48	.24	(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80	.80	1.13
12/31/10	19.50	.25	2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81	.81	1.30
12/31/09	13.88	.22	5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82	.82	1.36
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198		.80	.75	2.12
Class 4
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	—	[5]	.02 [6]	.02 [6]	.04 [6]

Global Small Capitalization Fund
Class 1
12/31/12	$17.28	$.09	$3.09	$3.18	$(.30)	$—	$(.30)	$20.16	18.51%	$1,019		.75%	.75%	.46%
12/31/11	21.67	.07	(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74	.74	.36
12/31/10	18.00	.13	3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75	.75	.69
12/31/09	11.18	.09	6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76	.76	.61
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306		.74	.67	1.01
Class 2
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00	1.00	.20
12/31/11	21.35	.02	(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99	.99	.10
12/31/10	17.74	.08	3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00	1.00	.45
12/31/09	11.03	.05	6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01	1.01	.36
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748		.99	.92	.70
Class 4
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	—	[5]	.04 [6]	.04 [6]	.04 [6]

See end of table for footnotes.

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth Fund
Class 1
12/31/12	$52.07	$.63	$8.83	$9.46	$(.63)	$—	$(.63)	$60.90	18.19%	$7,116		.35%		.35%		1.10%
12/31/11	54.78	.45	(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.34		.81
12/31/10	46.45	.49	8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		.34		1.02
12/31/09	33.51	.35	12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.35		.91
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768		.33		.30		1.23
Class 2
12/31/12	51.68	.47	8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.60		.83
12/31/11	54.35	.30	(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.59		.55
12/31/10	46.10	.36	8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.59		.76
12/31/09	33.27	.25	12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.60		.66
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383		.58		.55		.95
Class 3
12/31/12	52.13	.53	8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.53		.92
12/31/11	54.82	.34	(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.52		.62
12/31/10	46.49	.40	8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.52		.82
12/31/09	33.54	.28	12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.53		.72
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198		.51		.48		1.02
Class 4
12/31/12[3,4]	60.55	.03	.78	.81	(.46)	—	(.46)	60.90	1.33	—	[5]	.02	[6]	.02	[6]	.05	[6]

International Fund
Class 1
12/31/12	$15.21	$.30	$2.47	$2.77	$(.30)	$—	$(.30)	$17.68	18.21%	$3,618		.54%		.54%		1.81%
12/31/11	18.05	.35	(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		.53		2.03
12/31/10	17.17	.28	.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		.53		1.69
12/31/09	12.22	.24	5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		.54		1.70
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864		.52		.48		2.42
Class 2
12/31/12	15.16	.26	2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		.79		1.57
12/31/11	17.98	.31	(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		.78		1.81
12/31/10	17.11	.24	.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		.78		1.46
12/31/09	12.19	.21	5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		.79		1.48
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901		.77		.72		2.16
Class 3
12/31/12	15.23	.27	2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		.72		1.65
12/31/11	18.05	.33	(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		.71		1.90
12/31/10	17.18	.26	.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		.71		1.54
12/31/09	12.23	.22	5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		.72		1.54
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57		.70		.65		2.25
Class 4
12/31/12[3,4]	17.79	.01	.16	.17	(.28)	—	(.28)	17.68	.98	—	[5]	.02	[6]	.02	[6]	.05	[6]

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

New World Fund
Class 1
12/31/12	$19.65	$.33	$3.23	$3.56	$(.28)	$—	$(.28)	$22.93	18.13%	$1,140		.79%		.79%		1.54%
12/31/11	23.28	.36	(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		.78		1.62
12/31/10	20.04	.37	3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		.80		1.76
12/31/09	13.57	.34	6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		.82		2.02
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253		.81		.73		2.18
Class 2
12/31/12	19.50	.28	3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.04		1.31
12/31/11	23.09	.30	(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.03		1.37
12/31/10	19.89	.31	3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.05		1.52
12/31/09	13.47	.29	6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.07		1.78
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044		1.06		.98		1.94
Class 4
12/31/12[3,4]	22.83	.01	.35	.36	(.26)	—	(.26)	22.93	1.58	—	[5]	.04	[6]	.04	[6]	.04	[6]

Blue Chip Income and Growth Fund
Class 1
12/31/12	$9.00	$.24	$1.04	$1.28	$(.23)	$—	$(.23)	$10.05	14.18%	$1,357		.43%		.43%		2.41%
12/31/11	9.25	.19	(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		.42		2.08
12/31/10	8.37	.18	.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		.44		2.10
12/31/09	6.67	.16	1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		.44		2.26
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220		.43		.39		2.48
Class 2
12/31/12	8.93	.21	1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		.68		2.17
12/31/11	9.18	.17	(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		.67		1.83
12/31/10	8.31	.16	.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		.69		1.87
12/31/09	6.62	.14	1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		.69		2.06
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602		.68		.64		2.10
Class 4
12/31/12[3,4]	10.20	.01	.03	.04	(.19)	—	(.19)	10.05	.38	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Growth and Income Fund
Class 1
12/31/12	$9.20	$.25	$1.39	$1.64	$(.28)	$—	$(.28)	$10.56	17.93%	$180		.62%		.62%		2.56%
12/31/11	9.96	.28	(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		.61		2.86
12/31/10	9.14	.23	.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		.61		2.54
12/31/09	6.68	.20	2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		.63		2.63
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95		.62		.56		3.00
Class 2
12/31/12	9.19	.23	1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		.87		2.31
12/31/11	9.94	.25	(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		.86		2.60
12/31/10	9.12	.21	.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		.86		2.28
12/31/09	6.67	.18	2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		.88		2.42
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529		.86		.81		2.73
Class 4
12/31/12[3,4]	10.64	.01	.13	.14	(.23)	—	(.23)	10.55	1.27	—	[5]	.03	[6]	.03	[6]	.08	[6]

See end of table for footnotes.

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Growth-Income Fund
Class 1
12/31/12	$33.27	$.66	$5.25	$5.91	$(.70)	$—	$(.70)	$38.48	17.79%	$9,782		.29%		.29%		1.79%
12/31/11	34.47	.61	(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		.28		1.77
12/31/10	31.37	.56	3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		.29		1.76
12/31/09	24.25	.49	7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		.29		1.83
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034		.28		.25		2.03
Class 2
12/31/12	33.07	.56	5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		.54		1.53
12/31/11	34.25	.52	(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		.53		1.52
12/31/10	31.18	.48	3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		.54		1.52
12/31/09	24.11	.42	7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		.54		1.60
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046		.53		.50		1.75
Class 3
12/31/12	33.30	.59	5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		.47		1.60
12/31/11	34.49	.55	(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		.46		1.59
12/31/10	31.39	.50	3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		.47		1.59
12/31/09	24.27	.45	7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		.47		1.68
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205		.46		.43		1.83
Class 4
12/31/12[3,4]	38.65	.01	.39	.40	(.58)	—	(.58)	38.47	1.02	—	[5]	.01	[6]	.01	[6]	.03	[6]

International Growth and Income Fund
Class 1
12/31/12	$13.40	$.37	$1.89	$2.26	$(.37)	$—	$(.37)	$15.29	16.84%	$203		.74%		.74%		2.50%
12/31/11	15.25	.47	(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		.73		3.17
12/31/10	14.92	.38	.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		.74		2.61
12/31/09	10.92	.36	4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		.74		2.74
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12		.09		.08		.14
Class 2
12/31/12	13.37	.40	1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		.99		2.77
12/31/11	15.21	.42	(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		.98		2.89
12/31/10	14.90	.35	.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		.99		2.37
12/31/09	10.92	.26	4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		.99		1.89
12/31/08[3,7]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4		.11		.11		.05
Class 4
12/31/12[3,4]	15.56	.01	.09	.10	(.37)	—	(.37)	15.29	.62	—	[5]	.04	[6]	.04	[6]	.07	[6]

Asset Allocation Fund
Class 1
12/31/12	$16.17	$.37	$2.28	$2.65	$(.39)	$—	$(.39)	$18.43	16.44%	$7,199		.31%		.31%		2.11%
12/31/11	16.28	.37	(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		.31		2.25
12/31/10	14.75	.35	1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		.31		2.33
12/31/09	12.16	.35	2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		.32		2.65
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243		.32		.29		2.98
Class 2
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		.56		1.86
12/31/11	16.17	.33	(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		.56		1.99
12/31/10	14.65	.31	1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		.57		2.08
12/31/09	12.08	.32	2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		.58		2.45
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822		.57		.54		2.70
Class 3
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		.49		1.93
12/31/11	16.29	.34	(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		.49		2.05
12/31/10	14.75	.32	1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		.50		2.15
12/31/09	12.17	.33	2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		.51		2.53
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41		.50		.47		2.77
Class 4
12/31/12[3,4]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	—	[5]	.01	[6]	.01	[6]	.08	[6]

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income to average net assets[2]

Global Balanced Fund
Class 1
12/31/12	$9.35	$.20	$.98	$1.18	$(.19)	$—	$(.19)	$10.34	12.58%	$32		.72%		.72%		2.00%
12/31/11[3,8]	10.00	.13	(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[9]	.69	[9]	1.99	[9]
Class 2
12/31/12	9.35	.17	.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		.97		1.76
12/31/11[3,8]	10.00	.09	(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[9]	.94	[9]	1.45	[9]
Class 4
12/31/12[3,4]	10.47	.01	.03	.04	(.18)	—	(.18)	10.33	.40	—	[5]	.03	[6]	.03	[6]	.05	[6]

Bond Fund
Class 1
12/31/12	$10.99	$.25	$.36	$.61	$(.31)	$—	$(.31)	$11.29	5.58%	$3,917		.39%		.39%		2.23%
12/31/11	10.67	.32	.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		.38		2.89
12/31/10	10.33	.33	.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		.38		3.03
12/31/09	9.45	.42	.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		.39		4.19
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090		.40		.36		5.84
Class 2
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		.64		1.97
12/31/11	10.56	.29	.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		.63		2.64
12/31/10	10.23	.30	.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		.63		2.79
12/31/09	9.36	.40	.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		.64		4.00
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432		.65		.61		5.53
Class 4
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)	—	[5]	.02	[6]	.02	[6]	.10	[6]

Global Bond Fund
Class 1
12/31/12	$11.96	$.28	$.48	$.76	$(.29)	$(.11)	$(.40)	$12.32	6.43%	$959		.56%		.56%		2.29%
12/31/11	11.82	.36	.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		.56		2.97
12/31/10	11.57	.41	.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		.57		3.42
12/31/09	10.68	.45	.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		.59		4.06
12/31/08	10.83	.48	(.09)	.39	(.54)	— [10]	(.54)	10.68	3.60	111		.59		.53		4.36
Class 2
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		.81		2.06
12/31/11	11.78	.33	.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		.81		2.75
12/31/10	11.53	.38	.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		.83		3.21
12/31/09	10.66	.42	.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		.84		3.79
12/31/08	10.81	.44	(.07)	.37	(.52)	— [10]	(.52)	10.66	3.48	802		.84		.79		4.06
Class 4
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)	—	[5]	.02	[6]	.02	[6]	.11	[6]

See end of table for footnotes.

American Funds Insurance Series

Period ended		Income (loss) from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net income (loss) to average net assets[2]

High-Income Bond Fund
Class 1
12/31/12	$10.54	$.81		$.64	$1.45	$(.83)	$—	$(.83)	$11.16	13.90%	$894		.48%		.48%		7.25%
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		.48		7.86
12/31/08	11.65	.87		(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340		.48		.43		8.22
Class 2
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		.74		7.62
12/31/08	11.55	.84		(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780		.73		.68		7.92
Class 3
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		.67		7.69
12/31/08	11.65	.86		(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18		.66		.61		7.96
Class 4
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34	—	[5]	.02	[6]	.02	[6]	.35 [6]

Mortgage Fund
Class 1
12/31/12	$10.37	$.01		$.25	$.26	$(.06)	$(.10)	$(.16)	$10.47	2.57%	$87		.45%		.45%		.08%
12/31/11[3,8]	10.00	—	[10]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[9]	.42	[9]	.04 [9]
Class 2
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		.70		(.16)
12/31/11[3,8]	10.00	(.02)		.48	.46	— [10]	(.10)	(.10)	10.36	4.60	22		.67	[9]	.67	[9]	(.25)[9]
Class 4
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	—	[5]	.02	[6]	.02	[6]	.04 [6]

U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/12	$13.00	$.10		$.18	$.28	$(.16)	$(.37)	$(.53)	$12.75	2.22%	$1,809		.34%		.34%		.75%
12/31/11	12.59	.23		.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26		.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37		(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
12/31/08	11.73	.50		.41	.91	(.35)	—	(.35)	12.29	7.84	496		.43		.38		4.17
Class 2
12/31/12	12.89	.06		.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20		.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23		.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34		(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
12/31/08	11.65	.47		.41	.88	(.33)	—	(.33)	12.20	7.63	1,219		.68		.64		3.93
Class 3
12/31/12	13.01	.07		.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21		.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24		.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36		(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
12/31/08	11.74	.48		.41	.89	(.33)	—	(.33)	12.30	7.66	33		.61		.57		4.03
Class 4
12/31/12[3,4]	12.88	.01		(.01)	—	(.13)	—	(.13)	12.75	(.01)	—	[5]	.02	[6]	.02	[6]	.05 [6]

American Funds Insurance Series

Period ended		(Loss) income from investment operations[1]				Dividends and distributions
	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[2]		Ratio of net (loss) income to average net assets[2]

Cash Management Fund
Class 1
12/31/12	$11.36	$(.03)	$.01		$(.02)	$—	$—		$—	$11.34	(.18)%	$66		.34%		.34%		(.22)%
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75		.33		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83		.33		.33		(.14)
12/31/09	11.44	(.01)	—	[10]	(.01)	(.03)	—	[10]	(.03)	11.40	(.10)	105		.33		.33		(.08)
12/31/08	11.40	.24	—	[10]	.24	(.20)	—		(.20)	11.44	2.15	158		.32		.29		2.07
Class 2
12/31/12	11.22	(.05)	—	[10]	(.05)	—	—		—	11.17	(.45)	459		.59		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530		.58		.58		(.47)
12/31/10	11.32	(.04)	—	[10]	(.04)	—	—		—	11.28	(.35)	522		.58		.58		(.39)
12/31/09	11.38	(.04)	—	[10]	(.04)	(.02)	—	[10]	(.02)	11.32	(.33)	664		.58		.58		(.33)
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023		.57		.54		1.73
Class 3
12/31/12	11.30	(.05)	.01		(.04)	—	—		—	11.26	(.35)	11		.52		.52		(.40)
12/31/11	11.34	(.04)	—	[10]	(.04)	—	—		—	11.30	(.35)	12		.51		.51		(.40)
12/31/10	11.38	(.04)	—	[10]	(.04)	—	—		—	11.34	(.35)	13		.51		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[10]	(.02)	11.38	(.31)	17		.51		.51		(.27)
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25		.50		.47		1.91
Class 4
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	—	—		—	11.34	.00	—	[5]	.02	[6]	.02	[6]	(.01)[6]

	Year ended December 31
Portfolio turnover rate for all share classes	2012	2011		2010	2009	2008
Global Discovery Fund	40%	45%		61%	60%	46%
Global Growth Fund	22	28		28	43	38
Global Small Capitalization Fund	40	44		47	55	47
Growth Fund	21	19		28	37	26
International Fund	29	24		25	46	52
New World Fund	32	22		18	25	32
Blue Chip Income and Growth Fund	36	27		22	22	24
Global Growth and Income Fund	30	25		30	47	36
Growth-Income Fund	25	22		22	24	31
International Growth and Income Fund	31	48		31	21	—	[7]
Asset Allocation Fund	61	43		46	41	36
Global Balanced Fund	80	34	[8]	—	—	—
Bond Fund	253	163		187	125	63
Global Bond Fund	160	101		106	86	118
High-Income Bond Fund	48	51		54	47	29
Mortgage Fund	444	480	[8]	—	—	—
U.S. Government/AAA-Rated Securities Fund	447	234		208	100	108
Cash Management Fund	—	—		—	—	—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	From December 14, 2012, commencement of operations.
[5]	Amount less than $1 million.
[6]	The fund’s assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[7]	From November 18, 2008, commencement of operations.
[8]	From May 2, 2011, commencement of operations.
[9]	Annualized.
[10]	Amount less than $.01.

See Notes to Financial Statements

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Mortgage Fund and Cash Management Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (eighteen of the portfolios constituting the American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 8, 2013

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2012, through December 31, 2012).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 7/1/2012	Ending account value 12/31/2012	Expenses paid during period[1]	Annualized expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,080.43	$3.24	.62%
Class 1 — assumed 5% return	1,000.00	1,022.02	3.15	.62
Class 2 — actual return	1,000.00	1,079.05	4.55	.87
Class 2 — assumed 5% return	1,000.00	1,020.76	4.42	.87

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,126.56	$2.99	.56%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.85	.56
Class 2 — actual return	1,000.00	1,125.12	4.33	.81
Class 2 — assumed 5% return	1,000.00	1,021.06	4.12	.81
Class 4 — actual return[2]	1,000.00	1,124.08	5.66	1.06	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,019.81	5.38	1.06	[3]

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,113.98	$3.99	.75%
Class 1 — assumed 5% return	1,000.00	1,021.37	3.81	.75
Class 2 — actual return	1,000.00	1,112.26	5.31	1.00
Class 2 — assumed 5% return	1,000.00	1,020.11	5.08	1.00
Class 4 — actual return[2]	1,000.00	1,111.50	6.63	1.25	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,018.85	6.34	1.25	[3]

Growth Fund
Class 1 — actual return	$1,000.00	$1,091.08	$1.84	.35%
Class 1 — assumed 5% return	1,000.00	1,023.38	1.78	.35
Class 2 — actual return	1,000.00	1,089.67	3.15	.60
Class 2 — assumed 5% return	1,000.00	1,022.12	3.05	.60
Class 3 — actual return	1,000.00	1,090.27	2.78	.53
Class 3 — assumed 5% return	1,000.00	1,022.47	2.69	.53
Class 4 — actual return[2]	1,000.00	1,088.65	4.46	.85	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.86	4.32	.85	[3]

International Fund
Class 1 — actual return	$1,000.00	$1,130.46	$2.89	.54%
Class 1 — assumed 5% return	1,000.00	1,022.42	2.75	.54
Class 2 — actual return	1,000.00	1,129.30	4.23	.79
Class 2 — assumed 5% return	1,000.00	1,021.17	4.01	.79
Class 3 — actual return	1,000.00	1,130.00	3.85	.72
Class 3 — assumed 5% return	1,000.00	1,021.52	3.66	.72
Class 4 — actual return[2]	1,000.00	1,127.91	5.56	1.04	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,019.91	5.28	1.04	[3]

See end of table for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2012	Ending account value 12/31/2012	Expenses paid during period[1]	Annualized expense ratio

New World Fund
Class 1 — actual return	$1,000.00	$1,126.78	$4.22	.79%
Class 1 — assumed 5% return	1,000.00	1,021.17	4.01	.79
Class 2 — actual return	1,000.00	1,125.03	5.56	1.04
Class 2 — assumed 5% return	1,000.00	1,019.91	5.28	1.04
Class 4 — actual return[2]	1,000.00	1,124.28	6.89	1.29	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,018.65	6.55	1.29	[3]

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,051.12	$2.22	.43%
Class 1 — assumed 5% return	1,000.00	1,022.97	2.19	.43
Class 2 — actual return	1,000.00	1,049.29	3.50	.68
Class 2 — assumed 5% return	1,000.00	1,021.72	3.46	.68
Class 4 — actual return[2]	1,000.00	1,048.82	4.79	.93	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.46	4.72	.93	[3]

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,114.01	$3.35	.63%
Class 1 — assumed 5% return	1,000.00	1,021.97	3.20	.63
Class 2 — actual return	1,000.00	1,113.12	4.67	.88
Class 2 — assumed 5% return	1,000.00	1,020.71	4.47	.88
Class 4 — actual return[2]	1,000.00	1,110.52	5.94	1.12	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,019.51	5.69	1.12	[3]

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,084.83	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.68	1.48	.29
Class 2 — actual return	1,000.00	1,083.11	2.83	.54
Class 2 — assumed 5% return	1,000.00	1,022.42	2.75	.54
Class 3 — actual return	1,000.00	1,083.61	2.46	.47
Class 3 — assumed 5% return	1,000.00	1,022.77	2.39	.47
Class 4 — actual return[2]	1,000.00	1,082.12	4.13	.79	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,021.17	4.01	.79	[3]

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,097.88	$3.85	.73%
Class 1 — assumed 5% return	1,000.00	1,021.47	3.71	.73
Class 2 — actual return	1,000.00	1,096.17	5.22	.99
Class 2 — assumed 5% return	1,000.00	1,020.16	5.03	.99
Class 4 — actual return[2]	1,000.00	1,095.38	6.53	1.24	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,018.90	6.29	1.24	[3]

American Funds Insurance Series

	Beginning account value 7/1/2012	Ending account value 12/31/2012	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,077.99	$1.62	.31%
Class 1 — assumed 5% return	1,000.00	1,023.58	1.58	.31
Class 2 — actual return	1,000.00	1,076.87	2.92	.56
Class 2 — assumed 5% return	1,000.00	1,022.32	2.85	.56
Class 3 — actual return	1,000.00	1,077.48	2.56	.49
Class 3 — assumed 5% return	1,000.00	1,022.67	2.49	.49
Class 4 — actual return[2]	1,000.00	1,075.59	4.23	.81	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,021.06	4.12	.81	[3]

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,075.74	$3.76	.72%
Class 1 — assumed 5% return	1,000.00	1,021.52	3.66	.72
Class 2 — actual return	1,000.00	1,074.68	5.06	.97
Class 2 — assumed 5% return	1,000.00	1,020.26	4.93	.97
Class 4 — actual return[2]	1,000.00	1,072.35	6.36	1.22	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,019.00	6.19	1.22	[3]

Bond Fund
Class 1 — actual return	$1,000.00	$1,023.39	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,023.18	1.98	.39
Class 2 — actual return	1,000.00	1,022.40	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.92	3.25	.64
Class 4 — actual return[2]	1,000.00	1,021.14	4.52	.89	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.66	4.52	.89	[3]

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,033.38	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.85	.56
Class 2 — actual return	1,000.00	1,032.20	4.14	.81
Class 2 — assumed 5% return	1,000.00	1,021.06	4.12	.81
Class 4 — actual return[2]	1,000.00	1,030.25	5.41	1.06	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,019.81	5.38	1.06	[3]

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,072.36	$2.50	.48%
Class 1 — assumed 5% return	1,000.00	1,022.72	2.44	.48
Class 2 — actual return	1,000.00	1,071.11	3.80	.73
Class 2 — assumed 5% return	1,000.00	1,021.47	3.71	.73
Class 3 — actual return	1,000.00	1,070.60	3.44	.66
Class 3 — assumed 5% return	1,000.00	1,021.82	3.35	.66
Class 4 — actual return[2]	1,000.00	1,069.99	5.10	.98	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.21	4.98	.98	[3]

See end of table for footnotes.

American Funds Insurance Series

	Beginning account value 7/1/2012	Ending account value 12/31/2012	Expenses paid during period[1]	Annualized expense ratio

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,007.44	$2.27	.45%
Class 1 — assumed 5% return	1,000.00	1,022.87	2.29	.45
Class 2 — actual return	1,000.00	1,006.49	3.53	.70
Class 2 — assumed 5% return	1,000.00	1,021.62	3.56	.70
Class 4 — actual return[2]	1,000.00	1,005.21	4.79	.95	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.36	4.82	.95	[3]

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,006.83	$1.72	.34%
Class 1 — assumed 5% return	1,000.00	1,023.43	1.73	.34
Class 2 — actual return	1,000.00	1,004.75	2.97	.59
Class 2 — assumed 5% return	1,000.00	1,022.17	3.00	.59
Class 3 — actual return	1,000.00	1,005.18	2.62	.52
Class 3 — assumed 5% return	1,000.00	1,022.52	2.64	.52
Class 4 — actual return[2]	1,000.00	1,004.60	4.23	.84	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.91	4.27	.84	[3]

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.12	$1.71	.34%
Class 1 — assumed 5% return	1,000.00	1,023.43	1.73	.34
Class 2 — actual return	1,000.00	997.32	2.96	.59
Class 2 — assumed 5% return	1,000.00	1,022.17	3.00	.59
Class 3 — actual return	1,000.00	998.22	2.61	.52
Class 3 — assumed 5% return	1,000.00	1,022.52	2.64	.52
Class 4 — actual return[2]	1,000.00	996.83	4.22	.84	[3]
Class 4 — assumed 5% return[2]	1,000.00	1,020.91	4.27	.84	[3]

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

[2]

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on December 14, 2012. The “assumed 5% return” line is based on 184 days.

[3]	Expense ratios are estimated based on current fiscal-year expenses.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2013. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to each fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s total returns with those of other relevant funds and market data such as relevant market measures for the 10-month and one-, three-, five- and 10-year periods ended October 31, 2012 (as applicable) and for the lifetime of the fund. This report, including each fund’s summary page and related disclosures, contains certain information about each fund’s investment results.

Global Discovery Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Global Service and Information Index (a subset of the MSCI World Index), (ii) the Lipper Growth Funds Index and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three measures over the 10-month period and mixed over the one-, three- and five-year periods. The board and the committee further noted that over the 10-year period and over the lifetime of the fund since July 5, 2001, the fund’s investment results were significantly higher than the Global Service and Information Index and the Lipper Growth Funds Index.

Global Growth Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results were significantly higher than both measures over all time periods.

Global Small Capitalization Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Small Cap Index and (ii) the Lipper Global Small/Mid-Cap Funds Average. They noted that the fund’s investment results were superior to both measures over the 10-month and one-year periods, mixed over the 10-year period and lower over the three- and five-year periods. The board and the committee further noted that over the lifetime of the fund since April 30, 1998, the fund’s investment results were higher than both measures.

American Funds Insurance Series

Growth Fund seeks to provide growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth Funds Average, (ii) the Lipper Capital Appreciation Funds Average and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three measures over the 10-month and 10-year periods, mixed over the one- and three-year periods, lower over the five-year period and higher than all three measures over the lifetime of the fund.

International Fund seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World ex-USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were higher than both measures over the 10-month, one-, five- and 10-year periods and lower over the three-year period. The board and the committee further noted that over the lifetime of the fund since May 1, 1990, the fund’s investment results were significantly higher than both measures.

New World Fund seeks to provide long-term capital appreciation. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both measures over the five-year period and mixed over the 10-month, one-, three- and 10-year periods. The board and the committee further noted that over the lifetime of the fund since June 17, 1999, the fund’s investment results were significantly higher than the MSCI index but lower than the Lipper average.

Blue Chip Income and Growth Fund seeks to provide income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to both measures over the 10-year period, mixed over the 10-month, one- and three-year periods and lower over the five-year period and over the lifetime of the fund since July 5, 2001.

Global Growth and Income Fund seeks to provide long-term growth of capital and current income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were superior to both measures over all time periods, including over the lifetime of the fund since May 1, 2006.

Growth-Income Fund seeks to provide long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to both measures over the 10-month and 10-year periods and over the lifetime of the fund since February 8, 1984. The board and committee further noted that the fund’s investment results were mixed over the one- and three-year periods and lower than both measures over the five-year period.

International Growth and Income Fund seeks to provide long-term growth of capital and current income. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World ex-USA Index and (ii) the Lipper International Funds Average. They noted that the fund’s investment results were superior to both measures over all time periods, including over the lifetime of the fund.

American Funds Insurance Series

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Barclays U.S. Aggregate Index and (iii) Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were superior to all three measures over the 10-year period and superior to the Lipper Balanced Funds Average and the Barclays U.S. Aggregate Index over the 10-month, one- and three-year periods and over the lifetime of the fund since August 1, 1989, but lower than Standard & Poor’s 500 Composite Index over the same time periods. The board and the committee further noted that the fund’s investment results were mixed over the five-year period.

Global Balanced Fund seeks the accomplishment of three objectives: long-term growth of capital, conservation of principal and current income. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Flexible Portfolio Funds Average, (ii) the Barclays Global Aggregate Index, (iii) the MSCI All Country World Index and (iv) a custom index that blends the cumulative total returns of the MSCI All Country World Index and the Barclays Global Aggregate Index at 60% and 40%, respectively. They noted that the fund’s investment results were better than all measures other than the MSCI index over all time periods since its inception on May 2, 2011.

Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Intermediate Investment Grade Debt Funds Average and (ii) the Barclays U.S. Aggregate Index. They noted that the fund’s investment results were lower than both measures over the five-year period and mixed over the 10-month, one- and three-year periods and over the lifetime of the fund since January 2, 1996, but were higher than both measures over the 10-year period.

Global Bond Fund seeks to provide over the long term a high level of total return consistent with prudent investment management. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Global Aggregate Index and (ii) the Lipper Global Income Funds Average. They noted that the fund’s investment results were mixed over the 10-month, one- and three-year periods and higher than both measures over the five-year period and over the lifetime of the fund since October 4, 2006.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Barclays U.S. Corporate High Yield 2% Issuer Cap Index. They noted that the fund’s investment results were lower than both measures over the 10-month, one-, three- and five-year periods, mixed over the 10-year period and higher than both measures over the lifetime of the fund since February 8, 1984.

Mortgage Fund seeks to provide current income and preserve capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper U.S. Mortgage Funds Average and (ii) the Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s investment results were lower than both measures over the 10-month and one-year periods and mixed over the lifetime of the fund since May 2, 2011.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Barclays U.S. Government/Mortgage-Backed Securities Index. They noted that the fund’s investment results were higher than both measures over the three-year period, lower over the 10-month and one-year periods and mixed over the five- and 10-year periods and over the lifetime of the fund since December 2, 1985.

American Funds Insurance Series

Cash Management Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against the Lipper Money Market Funds Average. They noted that the fund’s investment results were higher than the index over the 10-year period, but lower than the index over the 10-month, one-, three- and five-year periods and over the lifetime of the fund. They also noted that these measurements were of limited assistance given the generally low level of short-term interest rates and widespread fee waivers and return supports prevailing in the money market industry during the past several years.

The board and the committee concluded that each fund’s results have been satisfactory and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure is fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the series and the other American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflects a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

William H. Baribault, 67	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	64	None

James G. Ellis, 66	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.

Leonard R. Fuller, 66	1999	President and CEO, Fuller Consulting (financial management consulting firm)	65	None

W. Scott Hedrick, 67	2007	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 54	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	2010	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

Frank M. Sanchez, 69	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None

Margaret Spellings, 55	2010	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	64	None

Steadman Upham, Ph.D., 63	2010	President and University Professor, The University of Tulsa	64	None

American Funds Insurance Series

“Interested” trustee5,6

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

Donald D. O’Neal, 52 Vice Chairman of the Board	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers6

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 52 President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 58 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[7] Chairman of the Board, Capital Bank and Trust Company[7]

Abner D. Goldstine, 83 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company

C. Ross Sappenfield, 47 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

John H. Smet, 56 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]

Carl M. Kawaja, 48 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.;[7] Chairman of the Board, Capital International Asset Management (Canada), Inc.;[7] Director, The Capital Group Companies, Inc.[7]

Sung Lee, 46 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Maria T. Manotok, 38 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[7]

S. Keiko McKibben, 43 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Renaud H. Samyn, 39 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Dylan J. Yolles, 44 Vice President	2012	Senior Vice President — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 48 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 41 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 38 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

[4]

This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[5]

“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[6]

All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[7]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and

of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071-2889

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2012, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach	Proven system	Superior long-term track record
We base our decisions on a long-	Our system combines individual	Our AFIS equity funds have
term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,[1] reflecting a career commitment to our long-term approach.	accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.	beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have generally been among the lowest in the industry.[3]

[1]    As of October 2012.

[2]    Based on Class 2 share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index or average inception date. The comparable Lipper indexes and averages are: Growth Funds Index (Global Discovery Fund), Global Funds Index (Global Growth Fund), Global Small-Cap Funds Average (Global Small Capitalization Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Intermediate Investment Grade Debt Funds Average (Bond Fund), High Yield Funds Index (High-Income Bond Fund), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities Fund).

[3]    Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

American Funds®

The right choice for the long term®

Protected Asset Allocation FundSM

(American Funds Insurance Series®)

First report to shareholders, for the period ended December 31, 2012

Protected Asset Allocation Fund is part of American Funds Insurance Series, which serves as the underlying investment vehicle for several variable annuities and insurance products. The fund seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For more than 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. Milliman Financial Risk Management LLC serves as the sub-adviser to the fund with respect to the management of the fund’s protection strategy. All the variable funds in American Funds Insurance Series may not be available in your product.

Fund results shown in this report, unless otherwise indicated, are for Class P2 shares. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the cumulative total returns on a $1,000 investment with all distributions reinvested for the period ended December 31, 2012:

	Lifetime (since 9/28/12)	Gross expense ratio	Net expense ratio
Class P1 shares	1.24%	0.88%	0.78%
Class P2 shares	1.21	1.13	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus available at the time of publication. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. After December 31, 2013, the adviser may modify or terminate the waiver, but only with series board approval. The investment adviser has committed to retain any reimbursements only through December 31, 2013. See the fund’s most recent prospectus for details.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. See the fund’s prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the risk management strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the risk management strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

Fellow investors:

Welcome to the first report of the American Funds Insurance Series – Protected Asset Allocation Fund. We appreciate your interest in this new fund.

For the period from the fund’s inception on September 28, 2012, through the end of its fiscal year on December 31, 2012, Protected Asset Allocation Fund gained 1.21%. The fund has two benchmark indexes: Standard & Poor’s 500 Composite Index for stocks, which declined 0.38% for the period; and the Barclays U.S. Aggregate Index for bonds, which rose 0.21%. The indexes are unmanaged and, therefore, have no expenses.

Protected Asset Allocation Fund’s objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term, while seeking to manage volatility and provide downside protection. It has been designed to appeal to investors who are planning to draw income from their portfolio or are particularly concerned about market volatility.

The fund invests primarily in shares of an underlying fund, American Funds Insurance Series – Asset Allocation Fund.SM The underlying fund invests in a diversified mix of stocks, bonds and money market securities.

A portion of Protected Asset Allocation Fund’s assets are used in a risk management strategy operated by a sub-adviser, Milliman Financial Risk Management LLC. Milliman seeks to provide lower volatility and reduce downside risk compared with the underlying fund primarily through the use of short positions in exchange-traded futures contracts. The risk management strategy is designed to adjust the fund’s effective stock exposure during periods of volatility. These hedge positions are applied when Milliman’s forecasts show volatility reaching certain levels.

Portfolio review

Concerns about the outcome of the presidential election and looming fiscal cliff weighed on U.S. investors in the fourth quarter of 2012. While global markets rallied on growing optimism over the progress of fiscal reforms in Europe and signs that the slowdown in China had bottomed, the U.S. market declined.

Despite the weak U.S. market, the underlying fund recorded a gain for the period. The main contributors were equity holdings in the financials, materials, industrials, consumer discretionary and health care sectors. Good stock selection and relatively low exposure to one of the period’s weakest sectors, information technology, also helped results.

The portfolio counselors for the underlying fund continued to emphasize investments in stocks, which accounted for 71.6% of the underlying fund’s net assets at December 31. The rest of the underlying fund was invested 20.9% in bonds and 7.5% in cash equivalents.

Volatility in the U.S. stock market was relatively mild at the beginning and end of the period. Hedge positions in Protected Asset Allocation Fund started at a modest level and gradually increased by mid-November as the market sold off after the presidential election and fiscal cliff concerns intensified. As stocks rallied on news of an improving housing market and declining unemployment, the hedge positions were reduced to zero by mid-December. The hedge positions were effective in reducing portfolio volatility while the fund retained much of the underlying fund’s gain.

We are excited to offer a fund with this risk management feature, but we remind investors that the fund’s benefit will be most apparent during periods of high volatility and in down markets. In steady and rising markets, this fund’s results can be expected to lag those of the underlying fund.

Thank you for your support. We are pleased to report on this brand-new fund and look forward to reporting to you again in six months.

Cordially,

Donald D. O’Neal
Vice Chairman of the Board

Alan N. Berro
President

February 8, 2013

American Funds Insurance Series

Protected Asset Allocation Fund

Investment portfolio December 31, 2012

Fund investments

	Shares	Value (000)	Percent of net assets

Asset allocation fund — 89.85%
American Funds Insurance Series – Asset Allocation Fund, Class 1 (cost: $30,784,000)	1,670,848	$30,794	89.85%

Short-term securities — 6.38%
Government Cash Management Fund (cost: $2,186,000); see footnote 5	2,186,110	2,186	6.38

Total investment securities (cost: $32,970,000)		32,980	96.23
Other assets less liabilities		1,292	3.77

Net assets		$34,272	100.00%

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statement of assets and liabilities at December 31, 2012

(dollars and shares in thousands, except per-share amounts)
	Protected Asset Allocation Fund

Assets:
Investment securities, at value	$32,980
Receivables for:
Sales of fund’s shares	2,102
Dividends	—	*

	35,082

Liabilities:
Payables for:
Purchases of investments	800
Investment advisory services	4
Distribution services	2
Insurance administrative services	3
Other	1

	810

Net assets at December 31, 2012	$34,272

Investment securities, at cost	$32,970

Net assets consist of:
Capital paid in on shares of beneficial interest	$34,301
Undistributed net investment income	3
Accumulated net realized loss	(42)
Net unrealized appreciation	10

Net assets at December 31, 2012	$34,272

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class P1:
Net assets	$10,106
Shares outstanding	1,012
Net asset value per share	$9.99
Class P2:
Net assets	$24,166
Shares outstanding	2,420
Net asset value per share	$9.99

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statement of operations for the period September 28, 20121 through December 31, 2012

(dollars in thousands)
Protected Asset Allocation Fund
Investment income:
Income:
Dividends	$335
Fees and expenses[2]:
Investment advisory services	10
Distribution services — Class P2	2
Insurance administrative services	3
Transfer agent services	— [3]
Auditing and legal	— [3]
Custodian	3
Accounting and administrative services	13

Total fees and expenses before waiver/reimbursement	31
Less waiver/reimbursement of fees and expenses:
Investment advisory services	(2)
Other	(14)

Total waiver/reimbursement of fees and expenses	(16)

Total fees and expenses after waiver/reimbursement	15

Net investment income	320

Net realized loss and unrealized appreciation on investments, futures contracts and currency:
Net realized loss on:
Investments	— [3]
Futures contracts	(42)
Currency transactions	— [3]

(42)

Net unrealized appreciation on:
Investments	10

Net realized loss and unrealized appreciation on investments, futures contracts and currency	(32)

Net increase in net assets resulting from operations	$288

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Statement of changes in net assets

(dollars and shares in thousands)
Protected Asset Allocation Fund
Period ended December 31, 2012*
Operations:
Net investment income	$320
Net realized loss on investments, futures contracts and currency	(42)
Net unrealized appreciation on investments	10

Net increase in net assets resulting from operations	288

Dividends paid to shareholders:
Dividends from net investment income:
Class P1	(111)
Class P2	(206)

Total dividends from net investment income	(317)

Capital share transactions:
Class P1:
Proceeds from initial capitalization	5,000
Proceeds from shares sold	5,079
Proceeds from reinvestment of dividends	111
Cost of shares repurchased	(78)

Net increase from Class P1 transactions	10,112

Class P2:
Proceeds from initial capitalization	5,000
Proceeds from shares sold	18,986
Proceeds from reinvestment of dividends	206
Cost of shares repurchased	(3)

Net increase from Class P2 transactions	24,189

Net increase in net assets resulting from capital share transactions	34,301

Total increase in net assets	34,272
Net assets:
Beginning of period	—

End of period	$34,272

Undistributed net investment income	$3

Shares of beneficial interest:
Class P1:
Shares issued from initial capitalization	500
Shares sold	509
Shares issued on reinvestment of dividends	11
Shares repurchased	(8)

Net increase in shares outstanding	1,012

Class P2:
Shares issued from initial capitalization	500
Shares sold	1,899
Shares issued on reinvestment of dividends	21
Shares repurchased	— †

Net increase in shares outstanding	2,420

*	For the period September 28, 2012, commencement of operations, through December 31, 2012.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 19 different funds, including the Protected Asset Allocation Fund (the “fund” or collectively the “funds”). The other 18 funds in the series are covered in a separate report. Capital Research and Management Company (“CRMC”) is the investment adviser of the series. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the fund’s protection strategy.

The assets of each fund are segregated, with each fund accounted for separately. The fund’s investment objective is to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in the American Funds Insurance Series — Asset Allocation Fund (“the underlying fund”) and also employs Milliman to sell short futures contracts on equity indexes of U.S. markets and markets outside the U.S. that it believes will have prices that are correlated to the underlying fund’s equity exposure. CRMC is also the investment adviser to the underlying fund.

The fund offers two share classes (Classes P1 and P2). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of the fund is calculated based on the reported net asset value of the underlying fund in which the fund invests. The net asset value of the underlying fund is calculated based on the policies and procedures of the underlying fund contained in its statement of additional information. Generally, the fund and the underlying fund determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. In addition, the closing prices of futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Insurance Series

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2012, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Protected Asset Allocation Fund (the “fund”):

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series

Asset Allocation Fund (the “underlying fund”):

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification — As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. The occurrence of either or both of these events could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series

5. Certain investment techniques

Short-term securities — The fund holds shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the fund’s custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (FCM), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

On a daily basis, the fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records unrealized appreciation or depreciation for futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. The fund records realized gains or losses at the time the futures contract is closed. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The fund did not hold any futures contracts as of December 31, 2012.

While actual positions may vary, for the period ended December 31, 2012, the average notional amount of outstanding futures contracts sold was $518,000.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, the fund had no liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2012, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

Dividends from net investment income, shown on the accompanying financial statements, are considered ordinary income distributions for tax purposes.

American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

Protected
Asset Allocation
Fund
As of December 31, 2012:
Undistributed ordinary income	$3
Capital loss carryforward*	(42)

Gross unrealized appreciation on investment securities	10
Gross unrealized depreciation on investment securities	—

Net unrealized appreciation on investment securities	10

Cost of investment securities	32,970

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. This fee is calculated at the annual rate of 0.25% of average daily net assets. For the period ended December 31, 2012, CRMC waived a portion of its investment advisory services fee. Total investment advisory services fees waived by CRMC were $2,000, or 0.05% of average daily net assets. As a result, the fee shown on the accompanying financial statements of $10,000, which was equivalent to an annualized rate of 0.25%, was reduced to $8,000, or 0.20% of average daily net assets. Sub-advisory fees are paid by CRMC to Milliman. The fund is not responsible for paying any sub-advisory fees.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 0.50% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
P1	0.00%	0.25%
P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services. The insurance companies are not related parties.

Transfer agent services — The series has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Accounting and administrative services — The series has a sub-administration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the fund’s share classes. These services include, but are not limited to, fund accounting, including calculation of net asset value, financial reporting, and tax services. BNY Mellon is not a related party.

American Funds Insurance Series

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses so that they will not exceed 0.28% of average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the period ended December 31, 2012, total expenses reimbursed by CRMC were $14,000.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,802,000 and $18,000, respectively, during the period ended December 31, 2012.

CRMC has agreed to bear all offering and organizational expenses of the fund. Offering expenses include state and Securities and Exchange Commission registration fees. Organizational expenses include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $15,000. These expenses are not included in the accompanying financial statements.

9. Ownership concentration

At December 31, 2012, CRMC held an aggregate ownership of 30% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it commenced operations on September 28, 2012.

American Funds Insurance Series

Financial highlights

		Income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net loss on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[2]	Net effective expense ratio[3]	Ratio of net income to average net assets[2]

Protected Asset Allocation Fund
Class P1
12/31/12[4]	$10.00	$.15	$(.03)	$.12	$(.13)	$9.99	1.24%	$10	.15%	.07%	.37%	1.72%
Class P2
12/31/12[4]	10.00	.17	(.05)	.12	(.13)	9.99	1.21	24	.24	.11	.41	2.38

For the period ended
Portfolio turnover rate for all share classes	12/31/2012[4]
Protected Asset Allocation Fund	—	[5]

[1]	Based on average monthly shares outstanding.
[2]	This column reflects the impact of certain waivers by CRMC. During the period shown, CRMC reduced fees for investment advisory services and reimbursed other expenses.
[3]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See footnote 7 for further information regarding fees and expenses.
[4]	From September 28, 2012, commencement of operations.
[5]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protected Asset Allocation Fund (one of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 8, 2013

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 12/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Protected Asset Allocation Fund
Class P1 – actual return[5]	$1,000.00	$1,012.38	$.75	.29%	$1.52	.59%
Class P1 – assumed 5% return	1,000.00	1,023.68	1.48	.29	3.00	.59
Class P2 – actual return[5]	1,000.00	1,012.08	1.16	.45	1.94	.75
Class P2 – assumed 5% return	1,000.00	1,022.87	2.29	.45	3.81	.75

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period from commencement of operations through December 31, 2012).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying fund in which the fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period from commencement of operations through December 31, 2012).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

[5]	Based on operations from September 28, 2012, through December 31, 2012, and, accordingly, is not representative of a full year.

American Funds Insurance Series

Approval of Investment Advisory and Sub-Advisory Agreement

The series’ board has approved the fund’s Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through December 31, 2013. The board has also approved the fund’s Sub-advisory Agreement (the “sub-advisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman”) for the same initial term. The advisory and sub-advisory agreements are jointly referred to below as the “agreements.”

The board determined that the proposed advisory fee structures of the agreements were fair and reasonable in relation to the services proposed to be provided and that approving the agreements was in the best interests of the fund and its shareholders. In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of the oversight of Milliman’s services that would be provided by CRMC, the administrative, compliance and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services to be provided by CRMC would benefit the fund and its shareholders.

The board also considered the depth and quality of Milliman’s investment management process, including its experience in applying the Milliman Protection Strategy and risk management for other clients; the experience, capability and integrity of its senior management and other personnel; and the services that would be provided to the fund under the sub-advisory agreement. The board concluded that the nature, extent and quality of the services to be provided by Milliman would benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposes to manage the fund in light of its investment objectives. It also considered the proposed investment policies and restrictions of the fund, the investment results of the underlying fund in which the fund would invest, and the nature and results of the services to be provided by Milliman. The board concluded that management of the fund by CRMC and Milliman should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee schedule of the fund compared to those of other relevant funds. The board noted CRMC’s proposed waiver of a portion of the advisory fee payable by the fund under the agreement, CRMC’s commitment not to remove the waiver without board approval, and CRMC’s agreement to pay the fees due Milliman under the sub-advisory agreement. In addition, the board reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fee schedule for the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board took into account the fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, directly and through Milliman, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the fund and the other funds in the series, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board

American Funds Insurance Series

considered CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Insurance Series

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

William H. Baribault, 67	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	64	None

James G. Ellis, 66	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.

Leonard R. Fuller, 66	1999	President and CEO, Fuller Consulting (financial management consulting firm)	65	None

W. Scott Hedrick, 67	2007	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 54	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	2010	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

Frank M. Sanchez, 69	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None

Margaret Spellings, 55	2010	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	64	None

Steadman Upham, Ph.D., 63	2010	President and University Professor, The University of Tulsa	64	None
“Interested” trustee[5,6]

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

Donald D. O’Neal, 52 Vice Chairman of the Board	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

American Funds Insurance Series

Other officers6

Name, age and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 52 President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Michael J. Downer, 58 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[7] Chairman of the Board, Capital Bank and Trust Company[7]

Abner D. Goldstine, 83 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company

C. Ross Sappenfield, 47 Senior Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

John H. Smet, 56 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]

Carl M. Kawaja, 48 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital International, Inc.;[7] Chairman of the Board, Capital International Asset Management (Canada), Inc.;[7] Director, The Capital Group Companies, Inc.[7]

Sung Lee, 46 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Maria T. Manotok, 38 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global[7]

S. Keiko McKibben, 43 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Renaud H. Samyn, 39 Vice President	2010	Senior Vice President — Capital Research Global Investors, Capital Research Company[7]

Dylan J. Yolles, 44 Vice President	2012	Senior Vice President — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 48 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 41 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Courtney R. Taylor, 38 Assistant Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]

Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.

[4]

This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

[5]

“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[6]

All of the officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[7]	Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Investment sub-adviser

Milliman Financial Risk Management LLC

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

Bank of New York Mellon

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071-2889

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2012, portfolio of Asset Allocation Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Protected Asset Allocation Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of Protected Asset Allocation Fund investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for Protected Asset Allocation Fund and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2013, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

The American Funds Insurance Series difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach	Proven system	Superior long-term track record
We base our decisions on a long-	Our system combines individual	Our AFIS equity funds have
term perspective because we believe it is the best way to achieve superior long-term investment results. AFIS portfolio counselors average 25 years of investment experience, including 21 years at our company,[1] reflecting a career commitment to our long-term approach.	accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.	beaten their comparable Lipper indexes or averages in 88% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes or averages in 61% of 10-year periods and 76% of 20-year periods.[2] AFIS fund management fees have generally been among the lowest in the industry.[3]

[1]    As of October 2012.

[2]    Based on Class 2 share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index or average inception date. The comparable Lipper indexes and averages are: Growth Funds Index (Global Discovery FundSM), Global Funds Index (Global Growth FundSM), Global Small-Cap Funds Average (Global Small Capitalization FundSM), Growth Funds Index (Growth FundSM), International Funds Index (International FundSM), Emerging Markets Funds Index (New World Fund®), Growth & Income Funds Index (Blue Chip Income and Growth Fund,SM Growth-Income FundSM), Flexible Portfolio Funds Index (Asset Allocation FundSM), Intermediate Investment Grade Debt Funds Average (Bond FundSM), High Yield Funds Index (High-Income Bond FundSM), General U.S. Government Funds Average (U.S. Government/AAA-Rated Securities FundSM).

[3]    Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

The Capital Group Companies

Capital International	Capital Guardian	Capital Research and Management	Capital Bank and Trust	American Funds

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2012, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(a) Audit Fees	$68,305	$82,247
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$21,859	$28,134
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2012 were $83,720 and $81,724, respectively.

(h)	Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 8, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 8, 2013